UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	9/30

Date of reporting period:	12/31/06

Item 1:          Schedule of Investments.

Schedule of Investments (unaudited)

NATIONAL TAX-FREE FUND December 31, 2006

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
MUNICIPAL BONDS 109.39%

Education 11.70%
Allegheny Cnty PA Higher Ed
Bldg Auth Rev Carnegie Mellon Univ	5.125%	3/1/2032	AA-		$2,000	$2,096,220
Allegheny Cnty PA Higher Ed
Univ Rev Ser A	4.75%	2/15/2026	Baa3		500	506,995
CA Edl Facs Auth Rev Univ La
Verne Ser A	5.00%	6/1/2035	Baa2		1,000	1,031,110
CA Edl Facs Auth Rev USC Ser A	5.00%	10/1/2033	AA+		10,000	10,468,200
DE St Econ Dev Auth Rev DE
Tech Pk Univ DE Pj(2)	6.00%	2/1/2021	AAA		900	966,024
Dist of Columbia Rev James F
Oyster Elem Sch Pilot(1)	6.25%	11/1/2021	A		450	485,762
Glendale AZ Ind Dev Auth
Midwestern Univ Ser A	5.75%	5/15/2021	A-		1,000	1,084,490
Glendale AZ Ind Dev Auth
Midwestern Univ Ser A	5.875%	5/15/2031	A-		1,000	1,078,590
Harrisburg PA Auth Univ Rev
Harrisburg Univ of Science A(d)	5.40%	9/1/2016	NR		1,690	1,705,565
IA Higher Ed Ln Auth Rev Ref
Wartburg Ser A	5.30%	10/1/2037	BBB-	(c)	3,000	3,111,510
IL Edl Facs Auth Revs
Northwestern Univ	5.50%	12/1/2013	Aaa		1,700	1,850,008
LA St Univ & Agric & Mech
College Hlth Sciences Ctr Pj(13)	6.375%	5/1/2031	AAA		2,290	2,493,375
MA St Dev Fin Agy Rev Boston
Univ Ser P	5.375%	5/15/2039	A3		1,000	1,147,210
MA St Dev Fin Agy Rev Boston
Univ Ser P	6.00%	5/15/2059	A3		1,000	1,226,900
MA St Hlth & Edl Fac Auth Rev
Boston College Ser N(12)(13)	5.125%	6/1/2033	AAA		3,810	4,041,191
Milledgeville-Baldwin Cnty GA Fndtn
GA St College & St Univ	6.00%	9/1/2033	BBB		3,000	3,296,010
NY St Dorm Auth Rev Fashion
Inst Tech(9)	5.50%	7/1/2030	AAA		400	423,928
OR St Hlth Hsg Ed & Cult
Facs Auth Reed College Pj Ser A	5.75%	7/1/2032	AA-		3,800	4,067,026
TN St Sch Bd Auth Higher Edl
Facs Ser A(9)	5.125%	5/1/2021	AAA		615	657,896

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Education (continued)
Univ NC Sys Pool Rev Ser A(2)	5.00%	4/1/2027	AAA	$1,800	$1,891,422
Univ NC Univ Rev Gen	5.00%	12/1/2028	AA+	2,015	2,126,792
Univ TX Univ Revs Fing Sys Ser B	5.00%	8/15/2022	AAA	5,675	6,095,858
Univ VA Univ Revs Gen Ser B~(f)	5.00%	6/1/2019	AAA	3,850	4,088,334
Univ VA Univ Revs Gen Ser B~(f)	5.00%	6/1/2020	AAA	4,045	4,298,743
Univ VA Univ Revs Gen Ser B~(f)	5.00%	6/1/2021	AAA	4,245	4,503,032
Univ VT & St Agric College VT(2)	5.125%	10/1/2037	AAA	1,150	1,216,321
WV Univ Rev Univ Sys WV Pj Ser A(2)	Zero Coupon	4/1/2024	AAA	2,880	1,352,995
WV Univ Rev Univ Sys WV Pj Ser A(2)	Zero Coupon	4/1/2026	AAA	800	341,720
Total					67,653,227

General Obligation 10.51%
Bessemer AL School Warrants(2)	5.60%	2/1/2030	Aaa	2,000	2,134,880
CA St	5.10%	2/1/2034	A+	4,655	4,760,482
CA St	5.25%	4/1/2034	A+	7,500	7,986,825
CA St Rep	5.25%	2/1/2029	A+	10,000	10,607,000
Campbell CA Unif Sch Dist
Election 2002 Ser B(8)	5.50%	8/1/2033	AAA	5,000	5,520,300
Delaware Vly PA Regl Fin Auth
Loc Govt Rev Ser C(2)	7.75%	7/1/2027	AAA	1,000	1,451,020
Fairfield OH City Sch Dist
Ref Sch Impt(8)	5.375%	12/1/2020	AAA	1,410	1,507,234
Foothill-De Anza CA Cmnty
College Dist Cap Apprec(13)	Zero Coupon	8/1/2030	AAA	4,505	1,599,861
Jefferson Cnty AL Sch Warrants(9)	5.50%	2/15/2020	AAA	1,000	1,048,840
Marion OH City Sch Dist Sch
Fac Constr & Impt(9)	5.625%	12/1/2022	AAA	500	536,395
New York NY NYC Ser I(13)	5.00%	8/1/2017	AAA	1,500	1,609,305
New York NY Ser A	5.00%	8/1/2026	AA-	5,000	5,312,550
New York NY Unrefunded Bal Ser A	6.00%	5/15/2030	AA-	20	21,467
OR St Alternate Energy Pj Ser A AMT	5.00%	1/1/2015	AA-	1,315	1,342,207
OR St Alternate Energy Pj Ser A AMT	5.05%	1/1/2016	AA-	1,795	1,837,990
OR St Alternate Energy Pj Ser A AMT	5.10%	1/1/2017	AA-	980	1,003,265
Powell OH(8)	5.50%	12/1/2032	AAA	1,280	1,386,394
Richland Cnty SC	5.375%	3/1/2030	AA	1,140	1,242,931

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
Richland Cnty SC	5.375%	3/1/2031	AA	$1,195	$1,302,215
Richland Cnty SC	5.375%	3/1/2032	AA	1,255	1,369,029
Richland Cnty SC	5.375%	3/1/2033	AA	1,320	1,438,430
Richmond VA(9)	5.50%	1/15/2018	AAA	500	535,195
Sullivan Cnty TN Hlth Edl & Hsg Facs Bd
Hosp Rev Wellmont Hlth Sys Pj Ser C~(f)	5.25%	9/1/2036	BBB+	3,000	3,152,550
Washtenaw Cnty MI Multi Lake
Santn Swr Sys Sylvan Twp Wtr(13)	4.75%	5/1/2021	AAA	700	715,015
Wood Cnty OH Pub Libr Impt(13)	5.875%	12/1/2022	Aaa	1,000	1,103,840
Wyandotte Cnty KS Sch Dist No 204
Bonner Springs Ser A(9)	5.60%	9/1/2020	Aaa	235	249,556
Total					60,774,776

Healthcare 22.32%
Abag Fin Auth for Nonprofit
Corp CA Woods Oblig COP(1)	6.20%	11/1/2029	A	1,000	1,072,360
AZ Hlth Fac Auth Rev AZ
Hlthcare Pooled Fin C(8)	5.50%	6/1/2014	Aaa	1,130	1,252,989
Birmingham Baptist Med Ctr AL
Baptist Hlth Sys Ser A	5.00%	11/15/2030	Baa1	3,305	3,392,880
Brazos Cnty TX Hlth Fac Dev
Franciscan Svcs Corp Oblig Grp	5.375%	1/1/2032	A-	1,615	1,705,892
CA Statewide Cmntys Dev Auth
Rev Daughters of Charity Hlth A	5.25%	7/1/2035	BBB+	3,000	3,153,000
Camden Cnty NJ Impt Auth Hlthcare
Redev Rev Cooper Hlth Sys Oblig Grp A	5.00%	2/15/2035	BBB	1,180	1,213,217
Chatham Cnty GA Hosp Auth Rev
Hosp Impt Mem Hlth Univ A	5.50%	1/1/2034	A3	1,990	2,111,907
Clackamas Cnty OR Hosp Fac
Legacy Hlth Sys(12)(13)	5.00%	2/15/2015	AAA	1,600	1,669,104
Clackamas Cnty OR Hosp Fac
Legacy Hlth Sys(12)(13)	5.00%	2/15/2016	AAA	1,000	1,041,920
Delware Cnty IN Hosp Auth
Hosp Cardinal Hlth Sys Oblig Corp	5.00%	8/1/2024	Baa2	2,000	2,058,200
Delware Cnty IN Hosp Auth
Hosp Cardinal Hlth Sys Oblig Corp	5.25%	8/1/2036	Baa2	1,750	1,823,465
Erie Cnty OH Hosp Facs Rev
Firelands Regl Med Ctr Ser A	5.50%	8/15/2022	A	1,000	1,060,950

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Healthcare (continued)
Fargo ND Hlth Sys Rev
Meritcare Oblig Grp A(13)	5.375%	6/1/2027	AAA	$1,000	$1,025,540
Glendale AZ Indl Dev Auth
Ref John C Lincoln Hlth Ser B	5.25%	12/1/2024	BBB	1,790	1,883,527
Halifax Hosp Med Ctr FL Hosp
Rev Ref & Impt Ser A	5.00%	6/1/2038	BBB+	1,825	1,868,964
Hamilton Cnty OH Hosp Facs
Cincinnati Children’s Hosp J(8)	5.25%	5/15/2034	AAA	3,395	3,634,144
HI St Dept Budget & Fin Spl Purp Rev
Linked Ctfs	6.40%	7/1/2013	BBB+	3,250	3,547,473
Hillsborough Cnty FL Indl Dev Auth
Hosp Rev Tampa Gen Hosp Pj~(f)	5.25%	10/1/2041	A3	3,000	3,171,915
IL Fin Auth Rev Clare at Wtr
Northwestern Mem Hosp Ser A	5.25%	8/15/2034	AA+	10,000	10,697,900
Johnson City TN Hlth & Edl Facs Bd
First Mtg Mtn Sts Hlth Ser A	5.50%	7/1/2036	BBB+	2,000	2,149,920
Kent Hosp Fin Auth MI Rev Met
Hosp Pj Ser A	6.00%	7/1/2035	BBB	2,125	2,329,213
KY Econ Dev Fin Auth Norton
Hlthcare Inc Ser A(13)	Zero Coupon	10/1/2025	AAA	3,690	1,542,088
Lauderdale Cnty & Florence AL
Hlthcare Rev Coffee Hlth Ser A(13)	6.00%	7/1/2029	AAA	1,000	1,084,720
Louisville & Jefferson Cnty KY Metro
Govt Hlth Sys Rev Norton Hlthcare Inc.~(f)	5.00%	10/1/2030	A-	10,000	10,373,900
Lubbock TX Hlth Facs Dev
Corp. Rev Sears Plains Pj(10)	5.70%	1/20/2041	AAA	2,490	2,654,340
MA St Hlth & Edl Facs Auth
Rev Milton Hosp Ser D	5.375%	7/1/2035	BBB-	2,500	2,588,700
MA St Hlth & Edl Facs Auth
Rev UMass Mem Issue Ser D	5.00%	7/1/2033	BBB	2,500	2,545,000
MI St Hosp Fin Auth Rev
Marquette Gen Hosp Oblig Grp A	5.00%	5/15/2034	Baa1	1,250	1,277,350
Minneapolis & St Paul MN Hsg
Hlthpartners Oblig Grp Pj	5.875%	12/1/2029	Baa1	2,100	2,254,266
MO St Hlth & Edl Facs Auth
Rev Ser A SSM Hlthcare~(f)(2)	5.25%	6/1/2021	AAA	6,825	7,034,578
Monongalia Cnty WV Bldg Cmnty
Monongalia Gen Hosp Ser A	5.25%	7/1/2035	A-	3,000	3,131,490
Montgomery AL Med Clinic Brd Hlth Care
Fac Rev Jackson Hosp & Clinic	4.75%	3/1/2031	Baa2	2,500	2,457,500

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Healthcare (continued)
Montgomery AL Med Clinic Brd Hlth Care
Fac Rev Jackson Hosp & Clinic	4.75%	3/1/2036	Baa2	$1,000	$978,310
Montgomery AL Med Clinic Brd Hlth Care
Fac Rev Jackson Hosp & Clinic	5.25%	3/1/2031	Baa2	1,335	1,395,115
Montgomery AL Med Clinic Brd Hlth Care
Fac Rev Jackson Hosp & Clinic	5.25%	3/1/2036	Baa2	1,555	1,619,128
MS Hosp Equip & Fac Forrest
Cnty Auth Gen Hosp Pj(9)	6.00%	1/1/2030	Aaa	615	666,162
NH Hlth & Edl Fac Auth Rev	6.00%	10/1/2024	A+	250	274,705
NH Hlth & Edl Fac Auth Rev
Dartmouth-Hitchcock Oblig Grp(9)	5.50%	8/1/2027	AAA	3,500	3,788,995
NH Hlth & Edl Fac Auth Rev
Exeter Pj	5.75%	10/1/2031	A+	1,550	1,651,169
NH Hlth & Edl Fac Auth Rev
The Memorial Hosp	5.25%	6/1/2036	Baa3	1,000	1,042,160
NH St Hlth & Ed Concord Hosp(9)	5.50%	10/1/2021	Aaa	710	764,613
NJ Hlthcare Fac Fin Auth Rev
Hunterdon Medical Ctr Ser A	5.125%	7/1/2035	A-	1,000	1,049,420
OR St Hlth Hsg Ed & Cultural
Fac Auth Rev(2)	5.25%	11/15/2019	AAA	2,000	2,145,160
Plymouth MN Hlth Fac Rev West
Hlth Pj Ser A(9)	6.125%	6/1/2024	AAA	2,990	3,019,900
RI St Hlth & Edl Bldg Corp
Rev Roger Williams Rlty(6)	6.50%	8/1/2029	AA	1,240	1,342,895
Rochester MN Hlthcare Facs Rev
Mayo Clinic~(f)	5.00%	11/15/2036	AA	6,000	6,307,470
Sothwestern IL Dev Auth Rev
Anderson Hosp	5.125%	8/15/2036	BBB	1,850	1,906,610
St. Cloud MN Hlthcare Rev Hosp
Oblig Group Ser A(9)	6.25%	5/1/2018	Aaa	3,320	3,604,159
Tyler TX Hlth Fac Dev Corp
Hosp Rev Mother Frances Hosp	6.00%	7/1/2027	Baa1	1,500	1,616,715
Univ CO Hosp Auth Rev Ser A	5.00%	11/15/2037	Baa1	3,000	3,101,850
WI St Hlth & Edl Facs Auth
Rev Marshfield Clinic Ser A	5.125%	2/15/2026	BBB+	1,300	1,364,103
WI St Hlth & Edl Facs Auth
Rev Marshfield Clinic Ser A	5.375%	2/15/2034	BBB+	2,500	2,644,700
Total					129,091,751

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Housing 5.07%
Gaithersburg MD Econ Dev Rev
Asbury MD Oblig Group A~(f)	5.125%	1/1/2036	BBB-	$5,300	$5,443,471
ID Hsg Agy Sing Fam Mtg
Ser F AMT(4)(6)	7.45%	7/1/2015	Aaa	65	65,580
Kansas City MO Ind Dev Auth
No Oak Crossing Sr Ser A-1 AMT(2)	5.30%	12/1/2020	AAA	1,055	1,089,878
KY Hsg Corp Hsg Rev Ser D AMT	5.25%	7/1/2022	AAA	500	517,275
LA Hsg Fin Agy Mtg Rev
Sing Fam Hmownr B AMT(11)	5.80%	6/1/2036	Aaa	1,315	1,406,511
LA St Citizens Ppty Corp
Assmnt Rev Ser B(2)	5.00%	6/1/2016	AAA	2,700	2,947,482
MD St Cmnty Dev Admin Dept
Hsg & Cmnty Dev Ser B AMT	5.375%	9/1/2022	Aa2	4,160	4,262,918
MD St Cmnty Dev Admin
Resdl Ser F AMT	5.50%	9/1/2022	Aa2	2,500	2,569,825
Minneapolis St. Paul MN Hsg
Fin Rev Sing Fam Mtg Ser AB AMT(11)	6.25%	11/1/2030	AAA	150	156,126
MN St Hsg Fin Agy Sing Fam
Mtg Ser G-1 AMT	5.60%	7/1/2022	AA+	175	180,280
MO St Hsg Dev Cmnty Mtg
Rev Sing Fam Hmownr Ln Ser B-1 AMT(11)	6.25%	3/1/2031	AAA	120	123,200
MO St Hsg Dev Cmnty Mtg
Rev Sing Fam Ser E-1 AMT(11)	Zero Coupon	3/1/2029	AAA	375	113,385
MT St Bd Hsg Sing Fam
Mtg Ser A-1(4)(6)	6.05%	12/1/2037	AA+	4,255	4,345,802
NC Hsg Fin Agy Sing Fam Rev
Ser BB AMT	6.25%	3/1/2012	AA	340	341,102
New Orleans LA Fin Auth
Mtg Rev Ser B-2 AMT(11)	6.00%	12/1/2018	Aaa	155	157,187
OK Hsg Fin Agy Sing Fam
Mtg Ser B-1(11)	5.30%	9/1/2026	Aaa	55	56,540
OK Hsg Fin Agy Sing Fam Rev
Cap Apprec Ser D-1(11)	Zero Coupon	3/1/2029	Aaa	2,275	714,168
OK Hsg Fin Agy Sing Fam Rev
Mtg Hmownr Ser B-1	Zero Coupon	3/1/2029	Aaa	1,165	356,898
OK Hsg Fin Agy Sing Fam Rev
Mtg Hmownr Ser D-2 AMT(11)	Zero Coupon	9/1/2030	Aaa	1,025	236,263
Prince Georges Cnty MD Hsg
Sing Fam Ser A AMT(5)(11)	6.15%	8/1/2019	AAA	5	5,196

See Notes to Schedule of Investments.

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Housing (continued)
VT Hsg Fin Agy Sing Fam Hsg
Ser 16-A AMT(9)	5.50%	11/1/2021	AAA		$1,805	$1,825,035
WV St Hsg Dev Fd Hsg Fin Ser B AMT	5.25%	11/1/2018	AAA		2,345	2,410,824
Total						29,324,946

Industrial 6.23%
Allegheny Cnty PA Indl Dev Auth
Lease Auth Resdl Res Inc Pj	5.10%	9/1/2026	BBB-(c	)	1,000	1,020,580
Bayonne NJ Redev Agy Royal
Caribbean Pj Ser A AMT	5.375%	11/1/2035	BBB-		750	794,872
Clark Cnty NV Indl Dev Rev NV
Ser C AMT(2)	5.95%	12/1/2038	AAA		3,320	3,612,492
Fulton Cnty GA Dev Auth Loc Dist Cooling
Fac Rev Sr Maxon Atlantic Station A AMT	5.125%#	3/1/2026	BBB		500	510,305
Georgetown Cnty SC
Envr Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB		3,000	3,027,960
Jacksonville FL Swr & Solid
Wst Disp Fac Rev Anheuser AMT	5.875%	2/1/2036	A1		500	505,740
Liberty NY Dev Corp Rev
Goldman Sachs Headquarters~(f)	5.25%	10/1/2035	AA-		14,984	17,316,181
NJ Econ Dev Auth Rev Kapkowski Rd
Landfill Pj	6.50%	4/1/2028	Baa3		2,325	2,839,778
RI St Econ Dev Providence
Place Mall(14)	6.125%	7/1/2020	AA		550	602,855
Richmond Cnty GA Dev Auth Envr Impt
Rev Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB		1,500	1,513,980
TSASC Inc NY Ser 1	5.00%	6/1/2026	BBB		4,150	4,262,673
Total						36,007,416

Lease 4.50%
AZ St Ser A COP(13)	5.00%	11/1/2020	AAA		200	210,378
Bemidji MN Lease Rev MN St
Bureau Criminal Appreh(13)	5.75%	12/1/2018	Aaa		555	577,006
Bemidji MN Lease Rev MN St
Bureau Criminal Appreh(13)	5.75%	12/1/2019	Aaa		315	327,490
Charlotte NC Govt Fac Pj Ser G COP	5.375%	6/1/2026	AA+		2,250	2,418,007
District Columbia COP(8)	5.00%	1/1/2020	AAA		2,000	2,143,560
Grand Rapids MI Pub Sch(13)	5.00%	11/1/2021	AAA		250	263,392
Henrico Cnty VA Econ Dev Auth
Pub Fac Lease Rev Jail Pj	6.125%	11/1/2019	AA+		1,000	1,083,860

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Lease (continued)
Lancaster Edl Assistance Sch
Dist Lancaster Cnty Pj	5.00%	12/1/2029	BBB+	$1,755	$1,801,034
McClain Cnty OK Econ Dev Auth Edl
Facs Lease Rev New Castle Pub Sch Pj	5.00%	9/1/2012	BBB+	500	519,675
McClain Cnty OK Econ Dev Auth Edl
Facs Lease Rev New Castle Pub Schs Pj	5.00%	9/1/2013	BBB+	895	934,577
Miami-Dade Cnty FL Sch Bd Ser C(2)	5.00%	10/1/2021	AAA	4,900	5,383,973
Murray City UT Muni Bldg Auth
Lease Rev Ser A(2)	5.30%	12/1/2021	Aaa	2,925	3,110,240
NY New York City Indl Dev Agy Rev
Yankee Stadium Pilot(13)	4.75%	3/1/2046	AAA	5,000	5,144,150
Spartanburg Cnty SC Sch Dist
McCarthy Teszler Pj(15)	5.00%	3/1/2022	AAA	1,000	1,044,140
St Paul MN Port Auth Lease
Rev Office Bldg	5.00%	12/1/2022	AA+	1,000	1,049,440
Total					26,010,922

Miscellaneous 8.17%
AZ Tourism & Sports Auth Tax
Multipurpose Stadium Fac Ser A(13)	5.00%	7/1/2031	Aaa	670	702,120
George L Smith II GA World
Congress Ctr Auth Rev AMT(13)	5.75%	7/1/2015	AAA	1,500	1,602,870
George L Smith II GA World
Congress Ctr Rev AMT(13)	5.50%	7/1/2020	AAA	700	739,529
LA Loc Govt Env Fac Pkg Fac
Garage Pj Ser A(2)	5.375%	10/1/2026	AAA	1,500	1,590,840
Larimer Cnty CO Sales & Use
Tax Rev Fairgrounds & Events(13)	5.00%	12/15/2019	AAA	750	793,807
MA St Wtr Pollutn Abatement
Tr Pool Pg Ser 9~(f)	5.25%	8/1/2033	AAA	9,000	9,649,440
Mashantucket Western Pequot Tribe
CT 2006 Ser A Sub Spl Rev Bd+	5.50%	9/1/2036	Baa3	1,000	1,053,530
Memphis-Shelby Cnty TN Sports
Memphis Arena Pj(2)	5.25%	11/1/2023	AAA	1,765	1,893,704
Miami-Dade Cnty FL Spl Oblig
Fltg Rate Cap Asset Acq Ser A(8)	5.93%#	4/1/2014	AAA	3,300	3,297,657
New York Convention Ctr Dev
Hotel Unit Fee Secd(2)	5.00%	11/15/2025	AAA	2,375	2,537,854

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Miscellaneous (continued)
Omaha Convention Hotel Corp NE
Rev Convention Ctr 1st Tier Ser A~(f)(2)	5.125%	4/1/2032	AAA	$10,000	$10,506,600
Portland OR Urb Ren & Redev
Downtown Wtrfront Ser A(2)	5.50%	6/15/2020	Aaa	650	690,430
Portland OR Urb Ren & Redev
Downtown Wtrfront Ser A(2)	5.75%	6/15/2019	Aaa	1,500	1,607,310
Puerto Rico Pub Bldgs Auth Rev
Govt Facs Ser I GTD	5.25%	7/1/2033	BBB	5,000	5,314,650
Univ FL Res Fndtn Inc Cap Impt Rev(2)	5.125%	9/1/2033	Aaa	4,000	4,123,400
Westminster CO Sales & Use Tax Rev(2)	5.25%	12/1/2022	AAA	1,090	1,171,107
Total					47,274,848

Nursing Home 0.51%
Henrico Cnty VA Econ Dev Auth Resdl Care
Facs Rev Ref Mtg Westminster Canterbury	5.00%	10/1/2035	BBB-	2,850	2,931,738

Power 2.48%
Grant Cnty WA Pub Util Dist No 2
Pr Rap Hydro 2nd Ser B AMT(13)	5.375%	1/1/2018	AAA	300	314,274
Los Angeles CA Wtr & Pwr Rev
Pwr Sys Ser A-A1(9)	5.25%	7/1/2020	AAA	2,600	2,764,242
MA St Dev Fin Agy Solid Wst Disp Rev
Dominion Energy Brayton Point AMT	5.00%#	2/1/2036	BBB	2,200	2,287,802
Sacramento CA Muni Util Dist Ser T(8)	5.00%	5/15/2030	AAA	5,000	5,293,050
SC St Pub Svc(9)	5.25%	1/1/2019	AAA	950	1,024,014
TN Energy Acq Corp
Gas Rev Ser A	5.00%	9/1/2013	AA-	2,500	2,665,800
Total					14,349,182

Pre-Refunded 21.03%
Athens OH City Sch Dist Fac
Constr & Impt(9)	6.00%	12/1/2024	AAA	500	547,335
Baltimore MD Rev Wtr Pj Ser A(9)	6.00%	7/1/2018	AAA	285	307,059
Baltimore MD Rev Wtr Pj Ser A(9)	6.00%	7/1/2020	AAA	275	296,285
Boise City ID Lease Rev Urban
Renewal ADA Cnty Courts(2)	6.25%	8/15/2019	AAA	7,385	7,934,075
Brighton Twp MI Sntn Sew
Drainage Dist(9)	5.25%	10/1/2018	AAA	1,615	1,670,394
Canton OH Sch Dist Var Purp Ser A(13)	5.625%	12/1/2023	AAA	2,900	3,110,018

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
Chisholm Creek Util Auth KS
Bel Aire & Park City KS Pj(13)	5.25%	9/1/2020	Aaa	$320	$346,115
CO Hlth Fac Auth Rev
Catholic Hlth Initiatives	5.25%	9/1/2024	AA	5,065	5,402,329
CO Hlth Fac Auth Rev
PorterCare Adventist Hlth	6.625%	11/15/2026	A2	2,000	2,276,760
Cobb Cnty GA Kennestone Hosp
Auth Rev Ctfs Ser 86 A ETM(13)	Zero Coupon	8/1/2015	AAA	1,000	583,830
Culpeper Cnty VA Sch(9)	6.00%	1/15/2021	AAA	690	742,916
Dallas TX	5.75%	2/15/2020	AA+	1,615	1,712,934
DE Transn Auth Transn Sys Rev Sr	6.00%	7/1/2020	AA+	6,215	6,696,041
Detroit MI Wtr Supply Sys Sr
Lien Ser A(8)	5.75%	7/1/2028	AAA	1,500	1,638,240
Fayette Cnty GA Pub Fac Auth
Criminal Justice Ctr Pj	6.00%	6/1/2030	AA	3,500	3,795,680
Gainesville GA Wtr & Sew Rev(9)	5.375%	11/15/2020	AAA	2,900	3,123,648
Greenville Cnty SC Sch Dist
Installment Pur Rev BEST	5.50%	12/1/2028	AA-	5,500	6,068,260
Harris Cnty TX Hlth Facs Dev Corp
Rev Mem Hermann Hlthcare Ser A	6.375%	6/1/2029	A+	2,500	2,793,050
Highlands Cnty FL Fac Auth
Rev Hosp Adventist/Sunbelt Ser A	6.00%	11/15/2031	A2	2,755	3,060,199
Jackson OH Hosp Fac Rev Cons
Hlth Sys Jackson Hosp(14)	6.125%	10/1/2023	AA	680	730,381
Lake Orion MI Cmnty Sch Dist Ser B	5.25%	5/1/2025	AA	4,900	5,135,298
Linn Cnty OR Sch Dist No 55(9)	5.50%	6/15/2025	AAA	1,935	2,082,331
Linn Cnty OR Sch Dist No 55
Sweet Home(9)	5.50%	6/15/2020	AAA	1,000	1,076,140
Linn Cnty OR Sch Dist No 55
Unrefunded Bal(9)	5.50%	6/15/2025	AAA	310	333,603
MD St Hlth & Higher Edl Facs
Auth Rev North Arundel Hosp	6.50%	7/1/2026	A3	1,000	1,100,760
MD St Hlth & Higher Edl Facs
Catholic Hlth Initiative Ser A	6.00%	12/1/2024	AA	100	108,047
MD St Hlth & Higher Edl Facs
Univ MD Med Sys	6.75%	7/1/2030	A3	1,950	2,162,316
Mesa AZ Indl Dev Auth
Discovery Hlth Sys Ser A(13)	5.75%	1/1/2025	AAA	750	800,542

See Notes to Schedule of Investments.

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Pre-Refunded (continued)
New York NY Ser A	6.00%	5/15/2030	AA-		$2,155	$2,335,050
NJ St Transn Tr Fd Auth
Transn Sys Ser B	6.00%	6/15/2019	AAA		2,550	2,744,973
NM St Hosp Equip Ln Council
Presbyterian Hlthcare Ser A	5.50%	8/1/2025	AA-		2,000	2,164,460
North Providence RI Ser A(13)	6.125%	7/1/2016	AAA		1,410	1,455,247
Orange Cnty FL Hlth Facs Auth
Rev Hosp Orlando Regl Hlthcare	5.75%	12/1/2027	A		1,000	1,108,430
Philadelphia PA Sch Dist Ser A(9)	5.75%	2/1/2030	AAA		1,200	1,295,520
Phoenix AZ Civic Impt Corp(8)	6.00%	7/1/2024	AAA		2,400	2,606,952
Providence RI Redev Agy Rev
Pub Safety & Muni Bldgs Ser A(2)	5.75%	4/1/2029	Aaa		415	444,158
RI St Econ Dev Corp Arpt Rev Ser B(8)	6.00%	7/1/2020	AAA		1,210	1,308,119
RI St Econ Dev Corp Arpt Rev Ser B(8)	6.00%	7/1/2028	AAA		1,200	1,293,228
RI St Hlth & Edl Bldg Corp
Rev Hosp Fin Lifespan Oblig Grp	6.50%	8/15/2032	A-		1,000	1,141,260
SC Jobs Econ Dev Auth Hosp
Facs Rev Pelmetto Hlth C	6.375%	8/1/2034	BBB+		240	276,101
SC Jobs Econ Dev Auth Hosp
Facs Rev Palmetto Hlth C	6.375%	8/1/2034	BBB+		1,780	2,047,748
SC Jobs Econ Hosp Fac Rev	7.375%	12/15/2021	BBB+		2,000	2,296,600
South Washington Cnty MN
Indpt Sch Dist No 833 Ser A(13)	5.50%	2/1/2018	AAA		5,065	5,324,531
South Washington Cnty MN
Indpt Sch Dist No 833 Ser A(13)	5.50%	2/1/2019	AAA		2,990	3,143,208
Sullivan Cnty TN Hlth Ed Hosp
& Hsg Facs Bd Rev Wellmont Hlth	6.25%	9/1/2022	NR		1,250	1,418,737
Sullivan Cnty TN Hlth Ed Hosp
& Hsg Facs Bd Rev Wellmont Hlth	6.25%	9/1/2022	BBB+(c	)	750	851,242
Sunman Dearborn IN Inter Sch
Bldg Corp First Mtg(8)	5.00%	1/15/2021	AAA		1,105	1,173,499
TN St Sch Bd Auth Higher Edl
Facs Ser A	5.625%	5/1/2030	AA-		150	159,333
Tulsa OK Indl Auth Rev
Univ of Tulsa Ser A(13)	5.375%	10/1/2020	Aaa		3,170	3,362,863
Univ Central AR Rev Hsg Sys(9)	6.50%	1/1/2031	AAA		2,425	2,638,861
Univ MA Bldg Auth Facs Rev
Sen Comwlth Ser 4-A(13)	5.125%	11/1/2034	AAA		5,000	5,476,450

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
VA St Pub Bldg Auth
Pub Fac Rev Ser A	5.75%	8/1/2020	AA+	$600	$641,436
West Vly City UT Muni Bldg Auth
Lease Rev Ref Ser A(2)	5.50%	8/1/2027	AAA	1,000	1,093,060
White Hsg Util Dist TN
Robertson/Sumner Cntys Wtr/Swr(9)	6.00%	1/1/2026	Aaa	1,090	1,162,932
Whitehall MI Dist Sch	5.50%	5/1/2019	AA	1,400	1,509,704
WV St Ser D(8)	6.50%	11/1/2026	AAA	2,000	2,470,560
WV Wtr Dev Auth Infra Rev Ser A(2)	5.50%	10/1/2023	AAA	900	1,002,852
WV Wtr Dev Auth Infra Rev Ser A(9)	5.625%	10/1/2026	AAA	1,555	1,661,409
York Cnty VA Swr Rev	5.875%	6/1/2024	Aa3	330	350,107
Total					121,593,216

Resource Recovery 0.65%
Atlanta GA Wtr & Wstwtr Rev Ser C(9)	4.00%#	11/1/2041	AAA	600	600,000
Gulf Coast Wst Disp Auth TX
Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB	1,825	1,912,016
MO St Envr Impt & Enrg
Unrefunded Bal St Revolving B	7.20%	7/1/2016	Aaa	1,245	1,246,307
Total					3,758,323

Sales Tax 0.70%
Los Angeles Cnty CA Met Trans Auth
Sales Tax Rev Ref Prop C 2nd Ser A(9)	4.50%	7/1/2030	AAA	4,000	4,040,040

Special Tax 1.97%
Ernest N Morial New Orleans LA Exhibit
Hall Auth Spl Tax SR Sub Ser A~(f)(2)	5.25%	7/15/2028	AAA	10,000	10,612,100
Salida CA Area Pub Fac Fin
Agy Cmnty Fac Dist Spl Tax 1998-1(9)	5.25%	9/1/2028	AAA	355	365,270
San Juan Cnty NM Tax/Motor
Ref & Impt(12)(13)	5.25%	5/15/2022	AAA	390	419,001
Total					11,396,371

Toll Roads 2.50%
NJ St Tpk Auth Tpk Rev Ser C-1~(f)(2)	5.00%	1/1/2035	AAA	14,000	14,446,670

Transportation 6.54%
Alliance Arpt Auth Inc TX Spl
Facs Rev Fedex Corp Pj AMT	4.85%	4/1/2021	BBB	2,220	2,261,248

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
Billings MT Arpt Rev AMT(13)	6.10%	7/1/2016	AAA	$190	$206,517
Billings MT Arpt Rev AMT(13)	6.20%	7/1/2020	AAA	2,775	3,020,449
Chicago IL SPL Transn Rev~(f)(2)	5.25%	1/1/2031	AAA	12,500	13,113,187
HI St Hbr Sys Rev Ser A AMT(9)	5.00%	1/1/2031	AAA	2,000	2,083,780
HI St Hbr Sys Rev Ser A AMT(9)	5.25%	1/1/2027	AAA	4,000	4,287,080
Houston TX Arpt Sys Rev Sub
Lien Ser A AMT(8)	5.50%	7/1/2012	AAA	1,610	1,725,823
NY New York City Indl Dev Agy
Terminal One Group Assn Pj AMT	5.50%#	1/1/2024	A3	4,750	5,141,875
PA St Tpk Commn Tpk Rev Ser A(2)	5.25%	12/1/2032	AAA	5,000	5,458,950
San Francisco CA City & Cnty
Arpt Lease SFO Fuel Ser A AMT(9)	6.125%	1/1/2027	AAA	495	514,349
Total					37,813,258

Water/Sewer 4.51%
Chisholm Creek Util Auth KS
Bel Aire & Park City KS Pj(13)	5.25%	9/1/2021	Aaa	1,025	1,098,359
Gautier MI Util Dist Util Sys Rev(8)	5.125%	3/1/2019	Aaa	425	449,501
Grand Forks ND Wtr Rev Ser D(13)	5.375%	9/1/2020	Aaa	1,150	1,208,455
Iowa City IA Swr Rev(9)	5.375%	7/1/2020	Aaa	620	643,455
KS St Dev Fin Auth Rev Pub
Wtr Supply Revolving Ln 2	4.75%	4/1/2018	Aa1	1,180	1,193,546
Midlothian TX Wtr Dist(9)	Zero Coupon	9/1/2022	AAA	2,000	990,260
OR St Bd Bk Rev OR Econ Cmnty
Dev Dept Ser A(13)	5.50%	1/1/2017	AAA	570	590,834
Raleigh NC Comb Entrprse	5.00%	3/1/2031	AAA	11,980	12,642,374
Rockingham NC COP(2)	5.00%	4/1/2020	AAA	1,205	1,280,011
SD Conservancy Dist(2)	5.00%	8/1/2022	Aaa	2,700	2,817,504
SD Conservancy Dist Rev Clean
Wtr St Revolving Fd(2)	5.00%	8/1/2022	Aaa	500	519,850
UT Wtr Fin Agy Rev Pooled Ln Fin Pg(2)	5.125%	7/1/2023	Aaa	1,000	1,056,990
WV St Wtr Dev Auth Rev Loan
Pg III Ser A AMT(2)	6.25%	7/1/2030	AAA	1,470	1,591,084
Total					26,082,223
Total Municipal Bonds (cost $597,709,390)					632,548,907

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Shares
Investments	Rate	Date	Moody’s	(000)	Value
SHORT-TERM INVESTMENTS 0.17%

Money Market Mutual Funds
Dreyfus Municipal Cash Management Plus				992	$992,288
SSgA Tax Free Money Market Fund				6	5,742
Total Short-Term Investments (cost $998,030)					998,030
Total Investments in Securities 109.56% (cost $598,707,420)					633,546,937
Liabilities in Excess of Cash and Other Assets(e) (9.56%)					(55,302,057)
Net Assets 100.00%					$578,244,880

See Notes to Schedule of Investments.

Open futures contracts at December 31, 2006:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 20-Year Treasury Bond	March 2007	417	Short	$(46,469,438)	$1,124,779

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CALIFORNIA TAX-FREE FUND December 31, 2006

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 107.33%

Education 4.29%
Abag Fin Auth For Nonprofit
Corp CA Rev Sch of Mech Arts	5.25%	10/1/2026	A3	$500	$526,285
CA Edl Facs Auth Rev Scripps
College	5.25%	8/1/2021	A1	425	446,271
CA Edl Facs Auth Rev Scripps
College	5.25%	8/1/2026	A1	1,145	1,202,800
CA Edl Facs Auth Rev Univ La
Verne Ser A	5.00%	6/1/2035	Baa2	1,000	1,031,110
CA Edl Facs Auth Rev Univ of
San Diego(2)	5.00%	10/1/2028	Aaa	1,250	1,296,600
CA Muni Fin Auth Ed Rev
American Heritage Ed Fndtn Pj A	5.25%	6/1/2036	BBB-	1,000	1,036,770
Los Angeles CA Unif Sch Dist Ser A(9)	5.00%	7/1/2022	AAA	1,500	1,590,285
San Ysidro CA Sch Dist Cap
Apprec Election 1997 Ser D(8)	Zero Coupon	8/1/2028	AAA	1,000	385,280
Total					7,515,401

General Obligation 30.37%
Antelope Vly CA Unif High Sch(13)	5.00%	8/1/2022	AAA	2,080	2,209,293
Barstow CA Unif Sch Dist Ser A(8)	5.00%	8/1/2026	Aaa	2,500	2,626,300
CA St	4.75%	9/1/2030	A+	1,775	1,834,658
CA St~(f)(2)	5.00%	4/1/2031	AAA	10,000	10,531,900
CA St	5.10%	2/1/2034	A+	2,900	2,965,714
CA St	5.125%	6/1/2027	A+	500	521,690
CA St	5.25%	2/1/2019	A+	1,000	1,076,400
CA St Previous Veterans Ser BJ AMT	5.70%	12/1/2032	AA-	640	652,064
CA St Var Purp	5.25%	11/1/2027	A+	520	555,578
CA St Veterans Ser CC~(f)	4.60%	12/1/2040	AA-	10,000	10,064,100
Capistrano CA Unif Sch Dist
Fac Impt Dist No 001 Ser A(8)	6.00%	8/1/2024	AAA	2,500	2,709,250
Escondido CA Unif Sch Dist Ser A(9)	5.25%	8/1/2022	AAA	2,000	2,153,780
Glendale CA Cmnty College Dist
2002 Election Ser D(13)	5.00%	11/1/2031	AAA	2,000	2,147,600

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
Mojave CA Unif Sch Dist Sch
Facs Impt Dist No 001(8)	5.00%	8/1/2024	AAA	$1,060	$1,115,173
Mojave CA Unif Sch Dist Sch
Facs Impt Dist No 001(8)	5.25%	8/1/2022	AAA	1,230	1,324,575
Montebello CA Unif Sch Dist(9)	5.00%	8/1/2020	AAA	350	370,272
Mount Pleasant CA Elem Sch
Dist 1998 Election Ser C(9)	5.50%	3/1/2026	AAA	465	504,139
Oak Vly CA Hosp Dist Election 2004(8)	5.00%	7/1/2033	Aaa	500	528,685
Oxnard CA Unif High Sch Dist Ser A(13)	6.00%	2/1/2020	AAA	650	751,166
Oxnard CA Unif High Sch Dist Ser A(13)	6.20%	8/1/2030	AAA	3,000	3,485,190
Pittsburg CA Redev Agy Los
Medanos Cmnty Dev Pj(2)	Zero Coupon	8/1/2026	AAA	3,500	1,478,785
Pomona CA Unif Sch Dist(13)	6.15%	8/1/2030	AAA	1,000	1,249,980
Pomona CA Unif Sch Dist Ser A(13)	6.55%	8/1/2029	AAA	1,000	1,316,820
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	BBB	995	1,045,307
Riverside CA Cmnty College
Dist Unrefunded Bal Ser A(13)	5.50%	8/1/2029	AAA	15	16,654
Total					53,235,073

Healthcare 4.89%
CA Hlth Facs Fin Auth Rev CA NV
Methodist	5.00%	7/1/2036	A+	1,000	1,050,100
CA Hlth Facs Fin Auth Rev Ref
Cedars Sinai Med Ctr	5.00%	11/15/2034	A3	1,000	1,036,900
CA Infrastr & Econ Dev Bk Rev
Kaiser Hosp Ser A	5.50%	8/1/2031	A	1,300	1,386,073
CA Infrastr & Econ Dev Bk Rev
Kaiser Hosp Ser B	5.55%	8/1/2031	A+	650	694,375
CA Infrastr & Econ Scripps Instl Ser A	5.75%	7/1/2030	Aa3	1,500	1,562,430
CA Statewide Cmntys Dev Auth
Rev Daughters of Charity Hlth A	5.25%	7/1/2035	BBB+	1,675	1,760,425
Torrance CA Hosp Rev Torrance
Memorial Med Ctr Ser A	5.50%	6/1/2031	A+	500	530,880
Torrance CA Hosp Rev Torrance
Memorial Med Ctr Ser A	6.00%	6/1/2022	A+	500	552,765
Total					8,573,948

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Housing 0.59%
CA Statewide Cmntys Dev Auth
Ref CHF Irvine LLC UCI East	5.00%	5/15/2038	Baa2	$1,000	$1,034,720

Industrial 6.62%
Golden St Tob Sec Corp CA Tob Settlmnt
Rev Enhanced Asset Bkd Ser A~(f)(8)	5.00%	6/1/2035	AAA	10,000	10,548,900
Tob Securitization Auth Lease North CA
Tob Settlmnt Rev Asset Bkd Bds Ser A1	5.375%	6/1/2038	BBB	1,000	1,045,690
Total					11,594,590

Lease 7.76%
CA St Pub Wk Bd Lease Rev
Dept Gen Svcs Teale Data(2)	5.25%	3/1/2020	AAA	1,000	1,064,400
Inglewood CA Pub Fin Auth Rev Ser A(2)	5.25%	8/1/2021	AAA	600	633,390
Palm Springs CA Fin Auth
Convention Ctr Pj Ser A(13)	5.50%	11/1/2035	AAA	1,000	1,121,730
Plumas Cnty CA Cap Impt Pg
Ser A COP(2)	5.25%	6/1/2023	AAA	1,365	1,480,015
San Buenaventura CA Ser C COP(2)	5.25%	2/1/2031	AAA	2,575	2,728,728
San Francisco CA City & Cnty
San Bruno Jail No 3(2)	5.25%	10/1/2033	AAA	5,000	5,215,300
Santa Ana CA Unif Sch Dist
Fin Pj COP(9)	Zero Coupon	4/1/2019	AAA	2,295	1,361,692
Total					13,605,255

Miscellaneous 2.08%
CA Infrastr & Econ Bk Rev
YMCA Metropolitan LA Pj(2)	5.25%	2/1/2026	AAA	2,000	2,141,520
Fontana CA Pub Fin Auth Tax
North Fontana Redev Pj Ser A(2)	5.50%	9/1/2032	AAA	1,000	1,078,510
Oakland CA JnT Pwrs Fin Auth
Reassmt Rev	5.50%	9/2/2024	A-	405	426,599
Total					3,646,629

Power 2.12%
Los Angeles CA Wtr & Pwr Rev
Pwr Sys Ser A(12)(13)	5.00%	7/1/2024	AAA	850	872,397
Puerto Rico Elec Pwr Auth Pwr
Rev Ser II(9)	5.125%	7/1/2026	AAA	500	532,780
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(13)	5.00%	7/1/2032	AAA	1,500	1,578,885

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Power (continued)
Shasta CA Jnt Pwrs Fin Auth
Cnty Admin Bldg Pj Ser A(13)	5.25%	4/1/2023	AAA	$675	$723,465
Total					3,707,527

Pre-Refunded 18.70%
Anaheim CA Unif High Sch Dist Ser A(9)	5.00%	8/1/2025	AAA	785	842,501
Berryessa CA Unif Sch Dist
Election of 1999 Ser B(9)	5.25%	8/1/2019	AAA	1,015	1,096,779
CA Edl Facs Auth Rev
Pepperdine Univ	5.75%	9/15/2030	A1	2,000	2,091,580
CA Edl Facs Auth Rev Pooled
College/Univ Ser C ETM	6.50%	6/1/2020	Baa3	3,000	3,282,930
CA Infrastr & Econ Dev Bk Rev
Asian Museum Fndtn(13)	5.25%	6/1/2030	AAA	115	116,960
CA St Univ Fndtn Rev Monterey Bay(13)	5.30%	6/1/2022	AAA	250	267,910
CA St Univ Fndtn Rev
Sacramento Auxiliary Ser A(13)	5.50%	10/1/2027	AAA	400	440,388
CA St Unrefunded Balance(8)	5.25%	9/1/2030	AAA	890	942,377
CA Statewide Cmntys Dev Auth
Auxiliary Fndtn CA St Univ COP(13)	5.20%	6/1/2024	AAA	525	554,957
Centinela Vly CA Unif High
Sch Election 2000 Ser D ETM(8)	5.25%	8/1/2024	AAA	1,145	1,219,894
El Monte CA City Sch Dist Ser A(9)	6.25%	5/1/2025	AAA	1,230	1,340,515
El Monte CA Wtr Auth Rev Wtr Sys Pj(2)	5.60%	9/1/2029	AAA	2,000	2,176,740
Franklin-McKinley CA Sch Dist Ser B(9)	5.00%	8/1/2027	AAA	675	731,106
Fremont CA Unif High Sch Dist
Santa Clara Cnty Ser B(8)	5.25%	9/1/2025	AAA	1,000	1,058,850
Los Angeles CA Unif Sch Dist Ser D(8)	5.375%	7/1/2025	AAA	1,000	1,060,450
MSR Pub Pwr Agy CA San Juan
Pj Rev Ser D ETM(13)	6.75%	7/1/2020	AAA	880	1,038,937
Pittsburg CA Unif Sch Dist Ser E(9)	6.00%	8/1/2024	AAA	1,000	1,047,890
Puerto Rico Comwlth Bal
Pub Impt Ser A	5.375%	7/1/2028	AAA	505	542,304
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa	750	814,087
Riverside CA Cmnty College Ser A(13)	5.50%	8/1/2029	AAA	1,340	1,506,508
Sacramento CA City Fin Auth
Rev Cap Impt Ser A(2)	5.00%	12/1/2020	AAA	2,000	2,119,000

See Notes to Schedule of Investments.

4

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
Sacramento CA City Fin Auth
Rev Cap Impt Ser A(2)	5.00%	12/1/2026	AAA	$900	$953,550
San Francisco CA City & Cnty Arpts
Commn Intl Arpt Second Ser 28B(13)	5.25%	5/1/2023	AAA	2,000	2,164,560
Santa Cruz CA City Elem Sch Dist Ser B(8)	6.00%	8/1/2029	AAA	2,500	2,697,625
Southwestern Cmnty College Dist CA(2)	5.375%	8/1/2025	AAA	1,500	1,628,715
Univ CA Rev Multi Purp Ser K	5.25%	9/1/2024	AA	1,000	1,035,710
Total					32,772,823

Resource Recovery 2.42%
CA Pollutn Ctrl Fin Auth Rev
Pacific Gas/Elec Ser A AMT(13)	5.35%	12/1/2016	AAA	2,000	2,139,840
CA Polltn Cntrl Fin Auth Solid Wst
Disp Rev Mgmt Inc Pj Ser B AMT	5.00%	7/1/2027	BBB	1,000	1,035,930
CA Polltn Cntrl Fin Auth Solid Wst
Mgmt Inc Pj Ser A2 AMT	5.40%	4/1/2025	BBB	1,000	1,067,360
Total					4,243,130

Sales Tax 3.27%
Los Angeles Cnty CA Met Trans
Auth Sales Tax Rev Sr Ser A(9)	4.50%	7/1/2030	AAA	2,500	2,525,025
San Francisco CA Bay Area Rapid
Transn Dist Sales Tax Rev Ser A(13)	5.00%	7/1/2024	AAA	3,000	3,214,200
Total					5,739,225

Special Assessment 0.60%
CA Statewide Cmntys Dev Auth
Rev John Muir Hlth Ser A	5.00%	8/15/2034	A+	1,000	1,044,180

Special Tax 9.97%
CSUCI Fin Auth Rev CA East
Campus Cmnty Ser A(13)	5.25%	9/1/2026	AAA	5,500	5,806,020
Irvine CA Unif Sch Fin Auth
Spl Tax Ser A(2)	5.00%	9/1/2030	AAA	1,500	1,584,045
Jurupa CA Cmnty Svcs Dist Spl Tax
Cmnty Facs Dist 18 Eastvale A(b)	5.00%	9/1/2036	NR	1,710	1,704,630
Lafayette CA Redev Agy Tax
Alloc Redev Pj(14)	5.00%	8/1/2035	AA	1,000	1,045,860
Redding Cal Redev Agy Tax
Alloc Shastec Redev Pj	5.00%	9/1/2029	BBB+	600	620,790

See Notes to Schedule of Investments.

5

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Special Tax (continued)
RNR Sch Fin Auth CA Spl Tax
Cmnty Fac Dist No 92-1 Ser A(2)	5.625%	9/1/2030	AAA	$3,985	$4,300,453
South Orange Cnty CA Pub Fin Auth
Spl Tax Rev Ladera Ranch Ser A(2)	4.625%	8/15/2026	AAA	310	317,177
South Orange Cnty CA Pub Fin Auth
Spl Tax Rev Ladera Ranch Ser A(2)	5.00%	8/15/2032	AAA	2,000	2,101,280
Total					17,480,255

Transportation 5.21%
Bay Area Govt Assn CA Rev
Bart SFO Extn Arpt Premium A(2)	5.00%	8/1/2026	AAA	2,000	2,095,940
Fresno CA Arpt Rev Ser A(9)	5.50%	7/1/2030	AAA	1,500	1,593,780
Port Oakland CA Port Rev Ser J(13)	5.50%	11/1/2026	AAA	3,000	3,103,530
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser G(8)	5.25%	7/1/2021	AAA	1,000	1,087,520
Puerto Rico Comwlth Hwy
Transn Auth Hwy Rev Ser Y	5.00%	7/1/2036	BBB+	210	220,355
San Francisco CA City & Cnty
Arpt Lease SFO Fuel Ser A AMT(9)	6.125%	1/1/2027	AAA	490	509,154
San Francisco CA City & Cnty
Commn Intl Arpt Rev AMT(9)	5.75%	1/1/2014	AAA	500	520,380
Total					9,130,659

Water/Sewer 8.44%
Imperial CA Ref Wtr Fac COP(8)	5.00%	10/15/2020	AAA	3,250	3,429,303
Metropolitan Wtr Dist Southern CA
Wtr Wks Rev Auth Ser C	5.00%	7/1/2031	AA+	2,550	2,722,737
Orange Cnty CA Santn Dist COP(8)	5.25%	2/1/2027	AAA	4,265	4,585,728
Oxnard CA Fin Auth Wstwtr
Redwood Trunk Swr & Headwk A(8)	5.25%	6/1/2034	AAA	2,000	2,158,840
San Luis Opispo Cnty CA Ser A(13)	5.375%	8/1/2030	AAA	1,800	1,894,500
Total					14,791,108
Total Municipal Bonds (cost $179,127,535)					188,114,523

See Notes to Schedule of Investments.

6

	Shares
Investments	(000)	Value
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus General CA Municipal Money Market Fund Class A (cost $513)	1	$513
Total Investments in Securities 107.33% (cost $179,128,048)		188,115,036
Liabilities in Excess of Cash and Other Assets(e) (7.33%)		(12,853,906)
Net Assets 100.00%		$175,261,130

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX-FREE FUND December 31, 2006

Open futures contracts at December 31, 2006:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 20-Year Treasury Bond	March 2007	79	Short	$(8,803,563)	$212,525

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited)

CONNECTICUT TAX-FREE FUND December 31, 2006

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 108.82%

Education 16.06%
CT St Higher Ed Ln Auth Rev
Ref Sr Fam Ed Ln Pg Ser A AMT(13)	4.80%	11/15/2022	Aaa	$2,185	$2,280,900
CT St Hlth & Edl Facs Auth
Rev Canterbury Sch Ser B(14)	5.00%	7/1/2031	AA	975	1,017,676
CT St Hlth & Edl Facs Auth
Rev Canterbury Sch Ser B(14)	5.00%	7/1/2036	AA	125	129,882
CT St Hlth & Edl Facs Auth
Rev CT College Ser E(13)	5.25%	7/1/2022	AAA	400	432,584
CT St Hlth & Edl Facs Auth
Rev CT St Univ Sys Ser E(8)	5.00%	11/1/2033	AAA	750	784,620
CT St Hlth & Edl Facs Auth
Rev Gunnery Sch(14)	5.35%	7/1/2031	AA	695	736,742
CT St Hlth & Edl Facs Auth
Rev Loomis Chaffee Sch Ser F(2)	4.00%	7/1/2022	Aaa	220	220,000
CT St Hlth & Edl Facs Auth
Rev Norwich Free Academy Ser A(2)	5.00%	7/1/2034	AAA	1,250	1,321,937
CT St Hlth & Edl Facs Auth
Rev Quinnepiac Univ Ser H(2)	5.00%	7/1/2036	AAA	250	267,340
CT St Hlth & Edl Facs Auth
Rev Suffield Academy Ser A(13)	5.40%	7/1/2027	AAA	1,350	1,388,191
CT St Hlth & Edl Facs Auth
Rev Trinity College Ser G(2)	5.00%	7/1/2021	AAA	1,000	1,052,900
CT St Hlth & Edl Facs Auth
Rev Univ CT Fndtn Ser A	5.375%	7/1/2029	AA-	215	223,133
CT St Hlth & Edl Facs Auth
Rev Univ Hartford Ser E(14)	5.25%	7/1/2032	AA	2,900	3,084,237
CT St Hlth & Edl Facs Auth
Rev Unrefunded Bal Sacrd Hrt Ser C	6.50%	7/1/2016	BBB	275	280,481
CT St Hlth & Edl Facs Auth
Rev Trinity College Ser H(13)	4.75%	7/1/2023	AAA	1,030	1,074,156
CT St Hlth & Edl Facs Auth
Rev Yale Univ Ser T 1	3.90%#	7/1/2029	AAA	2,200	2,200,000
Total					16,494,779

General Obligation 19.15%
Bridgeport CT Ser C(8)	4.75%	8/15/2021	AAA	1,000	1,028,730
CT St Ser B~(f)	4.75%	5/1/2022	AA	2,000	2,118,670
CT St Ser B~(f)	4.75%	5/1/2023	AA	2,000	2,118,670

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
CT St Ser B~(f)	4.75%	5/1/2024	AA	$2,000	$2,118,670
CT St Ser B~(f)	5.00%	5/1/2025	AA	4,000	4,237,340
Montville CT	6.70%	6/15/2009	Aa3	550	588,385
Montville CT	6.70%	6/15/2010	Aa3	575	630,332
New Haven CT Unrefunded Bal(13)	5.00%	2/1/2017	AAA	175	189,354
New Haven CT Unrefunded Bal Ser B(8)	5.00%	11/1/2019	AAA	560	599,290
Puerto Rico Comwlth Bal Pub Impt	Zero Coupon	7/1/2018	BBB	2,035	1,234,105
Puerto Rico Comwlth
Unrefunded Bal Pub Impt(9)	5.125%	7/1/2030	AAA	945	992,269
Redding CT	6.60%	4/15/2010	Aa1	100	109,295
Waterbury CT Ser A(9)	5.00%	4/1/2019	AAA	1,250	1,318,787
Waterbury CT Ser A(9)	5.125%	4/1/2022	AAA	2,250	2,387,047
Total					19,670,944

Healthcare 11.69%
CT St Dev Auth Rev Duncaster Inc Pj(14)	5.125%	8/1/2022	AA	235	248,040
CT St Hlth & Edl Eastern CT
Hlth Network C(14)	5.125%	7/1/2030	AA	500	525,090
CT St Hlth & Edl Facs Auth
Rev Bridgeport Hosp Ser A(13)	6.625%	7/1/2018	AAA	1,250	1,251,113
CT St Hlth & Edl Facs Auth
Rev Bristol Hosp Ser B(14)	5.50%	7/1/2021	AA	1,000	1,088,560
CT St Hlth & Edl Facs Auth
Rev Catholic Hlth East Ser F(13)	5.625%	11/15/2020	AAA	325	343,944
CT St Hlth & Edl Facs Auth
Rev Child Care Fac Pg Ser C(2)	5.625%	7/1/2029	AAA	1,000	1,060,220
CT St Hlth & Edl Facs Auth
Rev Child Care Fac Pg Ser F(3)	5.00%	7/1/2031	AAA	1,750	1,837,675
CT St Hlth & Edl Facs Auth
Rev CT College Ser E(13)	5.00%	7/1/2032	AAA	1,050	1,111,352
CT St Hlth & Edl Facs Auth
Rev Griffin Hosp Ser B(14)	5.00%	7/1/2023	Aa3	500	527,225
CT St Hlth & Edl Facs Auth
Rev Kent Sch Ser D(13)	4.375%	7/1/2023	Aaa	200	203,306
CT St Hlth & Edl Facs Auth
Rev Middlesex Hosp Ser L(9)	4.25%	7/1/2036	Aaa	500	486,065

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Healthcare (continued)
CT St Hlth & Edl Facs Auth
Rev St Francis Hosp & Med(14)	5.00%	7/1/2022	AA	$1,000	$1,050,260
CT St Hlth & Edl Facs Auth
Rev Waterbury Hosp Issue Ser C(14)	5.75%	7/1/2029	AA	650	682,922
CT St Hlth & Edl Facs Auth
Rev William W Backus Hosp Ser G(9)	5.00%	7/1/2035	AAA	1,000	1,060,310
CT St Hlth & Edl Facs Auth
Rev Yale New Haven Hosp Ser J1(2)	5.00%	7/1/2031	AAA	500	534,680
Total					12,010,762

Housing 4.95%
CT St Hsg Fin Auth Hsg
Mtg Fin Pg Sub Ser A-1 AMT	4.875%	11/15/2036	AAA	2,000	2,025,020
CT St Hsg Fin Auth Hsg Mtg
Fin Ser F AMT(2)	4.90%	11/15/2035	AAA	1,000	1,011,530
CT St Hsg Fin Auth Mtg
Fin Sub Ser D-2 AMT	4.85%	11/15/2036	AAA	1,500	1,522,455
CT St Hsg Fin Auth Spl Oblig
Grp Home Mtg(2)	5.85%	6/15/2030	AAA	500	529,515
Total					5,088,520

Industrial 1.14%
Childrens Tr Fd Puerto Rico
Tob Settlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	635	665,848
CT St Dev Auth Govt Lease Rev(13)	6.60%	6/15/2014	AAA	500	501,170
Total					1,167,018

Miscellaneous 1.02%
Puerto Rico Pub Bldgs Auth Rev
Unrefunded Bal Govt Facs Ser D	5.25%	7/1/2036	BBB	1,000	1,048,020

Power 6.64%
Puerto Rico Elec Pwr Auth Pwr
Rev Ser HH(9)	5.25%	7/1/2029	AAA	1,000	1,059,470
Puerto Rico Elec Pwr Auth Pwr
Rev Ser II(9)	5.125%	7/1/2026	AAA	2,925	3,116,763
Puerto Rico Elec Pwr Auth Pwr
Rev Ser II	5.25%	7/1/2031	A3	1,000	1,061,000
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(13)	5.00%	7/1/2032	AAA	1,500	1,578,885
Total					6,816,118

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded 27.53%
Bridgeport CT Ser C(8)	5.00%	8/15/2020	AAA	$500	$528,840
CT St Hlth & Edl Facs Auth
Rev Fairfield Univ Ser I(13)	5.25%	7/1/2019	AAA	600	628,734
CT St Hlth & Edl Facs Auth
Rev Fairfield Univ Ser I(13)	5.50%	7/1/2029	AAA	1,235	1,301,443
CT St Hlth & Edl Facs Auth
Rev Loomis Chaffee Sch Ser D	5.25%	7/1/2031	A2	2,750	2,950,585
CT St Hlth & Edl Facs Auth
Rev Miss Porters Sch Ser A	5.75%	7/1/2029	A+	3,200	3,387,104
CT St Ser A	5.625%	4/15/2020	Aa3	1,000	1,068,720
CT St Ser A	6.00%	4/15/2015	AA	1,000	1,080,210
CT St Ser B	5.60%	6/15/2020	Aa3	250	265,485
CT St Ser D	5.125%	11/15/2018	Aa3	1,500	1,595,655
New Haven CT Ser A(2)	5.00%	11/1/2021	AAA	1,000	1,068,162
New Haven CT Ser C EMT(13)	5.00%	11/1/2021	AAA	10	11,265
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.25%	7/1/2038	AAA	1,000	1,082,070
Puerto Rico Comwlth
Infra Fing Auth Spl Ser A+~(f)	5.50%	10/1/2040	AAA	2,000	2,128,170
Puerto Rico Comwlth Pub Impt	5.00%	7/1/2027	AAA	670	716,706
Puerto Rico Comwlth Pub Impt	6.00%	7/1/2026	AAA	1,000	1,026,820
Puerto Rico Comwlth Bal Pub Impt(9)	5.125%	7/1/2030	AAA	1,505	1,600,688
Puerto Rico Comwlth Pub Impt Ser A(8)	5.00%	7/1/2032	AAA	4,285	4,583,707
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa	750	814,088
Stamford CT Parking Garage	5.25%	2/1/2023	AAA	155	169,730
Univ CT Rev Student Fee Ser A(8)	5.75%	11/15/2020	AAA	205	222,388
Univ CT Rev Student Fee Ser A	6.00%	11/15/2021	AA-	390	426,566
Univ CT Rev Student Fee Ser A(8)	6.00%	11/15/2025	AAA	500	546,880
Univ CT Ser A(8)	5.625%	3/1/2020	AAA	1,000	1,068,210
Total					28,272,226

Resource Recovery 1.28%
Naugatuck CT Incineration
Facs Pj Ser A AMT COP(2)	5.00%	6/15/2022	Aaa	250	261,003
Stamford CT Wtr Pollutn Ctrl
Sys & Fac Rev Ser A	5.00%	11/15/2032	AA+	1,000	1,056,380
Total					1,317,383

See Notes to Schedule of Investments.

4

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Special Tax 1.41%
CT St Dev Auth Spl Oblig Gen Fd Ser A(9)	4.00%	12/15/2020	AAA	$445	$442,170
Georgetown Spl Taxing Dist CT Ser A	5.125%	10/1/2036	NR	1,000	1,001,060
Total					1,443,230

Transportation 8.34%
CT St Spl Tax Oblig Rev
Transn Infras Ser A~(f)(9)	5.00%	7/1/2021	AAA	4,500	4,739,107
CT St Spl Tax Oblig Rev
Transn Infras Ser A~(f)(9)	5.375%	7/1/2019	AAA	1,000	1,080,290
CT St Spl Tax Oblig Rev
Transn Infras Ser A~(f)(9)	5.375%	7/1/2020	AAA	1,570	1,702,626
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D(9)	5.00%	7/1/2032	AAA	1,000	1,047,860
Total					8,569,883

Water/Sewer 9.61%
CT St Dev Auth Wtr Fac Rev
Aquarion Wtr Co CT Pj AMT(15)	4.70%	7/1/2036	AAA	2,000	2,004,540
CT St Dev Auth Wtr Fac Rev
Bridgeport AMT TCRS(2)	6.15%	4/1/2035	AAA	500	512,450
CT St Revolving Fd Ser A	5.00%	7/1/2021	AAA	1,350	1,462,401
CT St Revolving FD Ser A	5.00%	7/1/2022	AAA	2,000	2,163,240
South Central CT Regl Wtr
Auth Sys Rev 16th Ser(2)	5.375%	8/1/2025	AAA	1,000	1,068,170
South Central CT Regl Wtr
Auth Sys Rev 16th Ser(2)	5.375%	8/1/2030	AAA	1,000	1,069,900
South Central CT Regl Wtr
Auth Sys Rev 20th Ser(13)	5.00%	8/1/2035	AAA	1,500	1,594,500
Total					9,875,201
Total Municipal Bonds (cost $106,542,007)					111,774,084

				Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus CT Municipal Cash Management (cost $760)				1	760
Total Investments in Securities 108.82% (cost $106,542,767)					111,774,844
Liabilities in Excess of Cash and Other Assets(e) (8.82%)					(9,056,179)
Net Assets 100.00%					$102,718,665

See Notes to Schedule of Investments.

5

Open futures contracts at December 31, 2006:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 20-Year Treasury Bond	March 2007	71	Short	$(7,912,063)	$190,956

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)

HAWAII TAX-FREE FUND December 31, 2006

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 105.64%

Education 6.64%
HI St Dept Bdgt & Fin Spl
Purp Rev Chaminade Univ Honolulu(14)	4.75%	1/1/2036	AA	$1,505	$1,524,791
HI St Dept Bdgt & Fin Spl
Purp Rev Chaminade Univ Honolulu(14)	5.00%	1/1/2026	AA	100	105,480
HI St Dept Bdgt & Fin Spl
Purp Rev Mid Pacific Institute(14)	4.625%	1/1/2036	AA	500	503,840
HI St Dept Bdgt & Fin Spl
Purp Rev Mid Pacific Institute(14)	5.00%	1/1/2026	AA	1,000	1,066,340
HI St Hsg Fin & Dev Corp Rev
Univ of HI Faculty Hsg Pj(2)	5.65%	10/1/2016	AAA	1,000	1,005,740
HI St Hsg Fin & Dev Corp Rev
Univ of HI Faculty Hsg Pj(2)	5.70%	10/1/2025	AAA	380	382,166
Univ HI Univ Sys Rev Ser A(13)	4.125%	10/1/2026	AAA	1,670	1,618,313
Total					6,206,670

General Obligation 26.10%
HI Cnty HI Ser A(9)	5.00%	7/15/2023	AAA	1,000	1,056,960
HI Cnty HI Ser A(13)	5.00%	7/15/2024	AAA	1,000	1,063,120
HI Cnty HI Ser A(13)	5.25%	7/15/2023	AAA	595	648,187
HI Cnty HI Ser A(8)	5.50%	7/15/2017	AAA	1,045	1,122,790
HI Cnty HI Ser A(8)	5.60%	5/1/2013	AAA	1,780	1,971,190
HI Cnty HI Ser A(9)	5.625%	5/15/2019	AAA	545	573,253
HI St Ser BZ	6.00%	10/1/2010	Aa2	500	540,895
HI St Ser BZ	6.00%	10/1/2012	Aa2	500	558,965
HI St Ser CA(8)	8.00%	1/1/2013	AAA	2,000	2,451,140
HI St Ser CZ(9)	5.25%	7/1/2018	AAA	1,000	1,072,800
HI St Ser DE(13)	5.00%	10/1/2024	AAA	1,000	1,064,580
HI St Unrefunded Bal Ser CP(8)	5.00%	10/1/2016	AAA	260	265,101
Honolulu HI City & Cnty Ser B(13)	5.00%	7/1/2018	AAA	1,000	1,082,620
Honolulu HI City & Cnty Ser D(13)	5.00%	7/1/2023	AAA	2,000	2,142,800
Honolulu HI City & Cnty Ser F(8)	5.00%	7/1/2029	AAA	1,000	1,063,250
Kauai Cnty HI Ser A(8)	5.00%	8/1/2026	AAA	250	266,867

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
Kauai Cnty HI Ser A(8)	5.00%	8/1/2028	AAA	$1,000	$1,064,490
Kauai Cnty HI Ser A(8)	5.00%	8/1/2029	AAA	1,000	1,063,740
Kauai Cnty HI Ser A(13)	5.50%	8/1/2021	AAA	1,630	1,746,724
Maui Cnty HI(13)	5.00%	3/1/2025	AAA	1,000	1,066,110
Maui Cnty HI Ser A(13)	5.00%	7/1/2023	AAA	1,040	1,121,463
Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A	5.375%	7/1/2028	BBB	1,330	1,397,245
Total					24,404,290

Healthcare 1.91%
HI St Dept Bdgt & Fin Spl
Purp Rev Linked Ctfs	6.40%	7/1/2013	BBB+	1,500	1,637,295
Puerto Rico Indl Tourist Edl
Mutuo Oblig Grp Ser A(13)	6.25%	7/1/2024	AAA	150	150,187
Total					1,787,482

Housing 2.03%
HI St Hsg Fin & Dev Corp
Sing Fam Mtg Purp Rev Ser B(7)	5.30%	7/1/2028	AAA	850	874,616
HI St Hsg Fin & Dev Corp
Sing Fam Mtg Purp Rev Ser B(7)	5.45%	7/1/2017	AAA	1,000	1,025,050
Total					1,899,666

Industrial 0.84%
Childrens Tr Fd Puerto Rico
Tob Settlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	750	786,435

Miscellaneous 12.55%
HI St Cap Dist Kapolei St
Office Ser A COP(2)	5.00%	5/1/2018	AAA	475	489,877
HI St Cap Dist St Office COP(13)	5.50%	5/1/2020	AAA	500	526,765
Honolulu HI City & Cnty
Wstwtr Sys Rev Sr Ser A~(f)(8)	5.00%	7/1/2024	AAA	1,100	1,169,460
Honolulu HI City & Cnty
Wstwtr Sys Rev Sr Ser A~(f)(8)	5.00%	7/1/2025	AAA	3,980	4,231,317
Honolulu HI City & Cnty
Wstwtr Sys Rev Sr Ser A~(f)(8)	5.00%	7/1/2035	AAA	5,000	5,315,725
Total					11,733,144

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Power 3.04%
HI St Dept Bdgt & Fin Spl Purp Rev
Elec Co & Subsidiaries Ser A AMT(8)	4.80%	1/1/2025	AAA	$1,000	$1,021,970
Muni Secs Trust Ctfs Ser 2000
107 Cl A(9)	3.86%#	5/19/2009	AAA	400	400,000
Puerto Rico Elec Pwr
Auth Rev Ser II(9)	5.125%	7/1/2026	AAA	1,330	1,417,195
Total					2,839,165

Pre-Refunded 29.65%
HI St Dept Bdgt & Fin Spl
Purp Rev Kaiser Permanente Ser A	5.15%	3/1/2015	AAA	1,250	1,292,162
HI St Dept Bdgt & Fin Spl
Purp Rev The Queens Hlth Sys Ser B(13)	5.25%	7/1/2023	AAA	1,000	1,042,420
HI St Hwy Rev(9)	5.50%	7/1/2020	AAA	1,100	1,165,406
HI St Ser CP(8)	5.00%	10/1/2016	AAA	640	652,698
HI St Ser CT(9)	5.875%	9/1/2019	AAA	1,175	1,250,964
HI St Ser CU(13)	5.25%	10/1/2020	AAA	1,700	1,793,007
Honolulu HI City & Cnty Bd
Wtr Supply Wtr Sys Rev(9)	5.25%	7/1/2031	AAA	100	106,445
Honolulu HI City & Cnty Ser A(13)	5.00%	11/1/2015	AAA	405	409,548
Honolulu HI City & Cnty Ser A(9)	5.125%	9/1/2021	AAA	600	635,460
Honolulu HI City & Cnty Ser A(8)	5.50%	9/1/2016	AAA	555	571,617
Honolulu HI City & Cnty Ser B(8)	5.00%	11/1/2016	AAA	500	510,470
Honolulu HI City & Cnty Wtr
ETM TCRS(8)	6.00%	12/1/2015	AAA	1,000	1,166,550
Kauai Cnty HI(8)	6.125%	8/1/2024	AAA	580	627,282
Kauai Cnty HI Pub Impt Ser B(13)	5.25%	8/1/2017	AAA	95	96,812
Kauai Cnty HI Ser A(13)	5.50%	8/1/2021	AAA	865	930,705
Maui Cnty HI Ser A(13)	5.00%	3/1/2022	AAA	750	795,727
Maui Cnty HI Ser A(8)	6.10%	3/1/2020	AAA	500	540,350
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.25%	7/1/2038	AAA	1,000	1,082,070
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.75%	7/1/2041	AAA	1,000	1,106,790
Puerto Rico Comwlth
Infra Fin Auth Spl Ser A~(f)	5.50%	10/1/2040	AAA	2,500	2,660,212
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2027	AAA	500	534,855

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	AAA	$670	$719,493
Puerto Rico Comwlth Pub Impt Ser A	6.00%	7/1/2026	AAA	1,000	1,026,820
Puerto Rico Pub Fin Corp
Comwlth Approp Ser E	5.75%	8/1/2030	Aaa	500	500,810
Puerto Rico Pub Bldgs Auth Rev
Govt Fac Ser B(2)	5.00%	7/1/2027	AAA	1,000	1,021,990
Puerto Rico Pub Bldgs Auth Rev
Unrefunded Govt Facs Ser D	5.25%	7/1/2036	BBB	1,465	1,577,673
Univ HI Univ Sys Rev(8)	5.125%	7/15/2032	AAA	1,100	1,178,309
Univ HI Univ Sys Rev Ser A(8)	5.50%	7/15/2029	AAA	2,500	2,724,475
Total					27,721,120

Sales Tax 0.53%
Virgin Islands Pub Fin Auth Rev
Gross Rcpts Taxes Ln Nts(8)	4.25%	10/1/2029	AAA	500	497,085

Special Tax 3.05%
Puerto Rico Comwlth Infra Fin
Auth Spl Ser B	5.00%	7/1/2046	BBB+	1,000	1,045,350
Puerto Rico Comwlth Infra Fin
Auth Sp Ref Ser C(2)	5.50%	7/1/2028	AAA	1,500	1,802,910
Total					2,848,260

Transportation 11.71%
HI St Hbr Sys Rev Ser A AMT(9)	5.00%	1/1/2031	AAA	3,500	3,646,615
HI St Hbr Sys Rev Ser A AMT(9)	5.25%	1/1/2027	AAA	1,450	1,554,067
HI St Hwy Rev Ser A(9)	5.00%	7/1/2023	AAA	2,000	2,142,800
Puerto Rico Comwlth Hwy &
Transn Auth Rev St infrastr Bk	5.00%	7/1/2022	BBB	20	20,417
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D~(b)(f)	5.75%	7/1/2041	AAA	2,000	2,207,240
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y(12)(13)	5.50%	7/1/2036	AAA	250	281,690
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	BBB+	1,000	1,100,080
Total					10,952,909

See Notes to Schedule of Investments.

4

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Water/Sewer 7.59%
Honolulu HI City & Cnty Bd Wtr
Supply Wtr Sys Rev Ser B AMT(13)	5.25%	7/1/2021	AAA	$1,335	$1,448,155
Honolulu HI City & Cnty Bd
Wtr Supply Wtr Sys Rev Ser A(8)	5.00%	7/1/2033	AAA	1,000	1,054,250
Honolulu HI City & Cnty Wst
First Bd Res Sr Ser A(13)	5.00%	7/1/2021	AAA	1,000	1,081,620
Honolulu HI City & Cnty Wst
Sr Ser A(8)	5.00%	7/1/2024	AAA	2,785	2,979,699
Puerto Rico Comwlth Infra Fin
Auth Spl Ser A	5.375%	10/1/2024	AAA	300	320,007
Puerto Rico Comwlth Infra Fin
Auth Spl Ser A	5.50%	10/1/2032	AAA	200	213,840
Total					7,097,571

Total Investments in Securities 105.64% (cost $94,487,455)					98,773,797
Liabilities in Excess of Cash and Other Assets(e) (5.64%)					(5,277,518)
Net Assets 100.00%					$93,496,279

See Notes to Schedule of Investments.

5

Open futures contracts at December 31, 2006:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 20-Year Treasury Bond	March 2007	54	Short	$(6,017,625)	$146,570

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)

MINNESOTA TAX-FREE FUND December 31, 2006

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 107.34%

Education 10.00%
MN St Higher Edl Facs Auth
Rev Augsburg College Ser 6 J1	5.00%	5/1/2028	Baa2	$1,000	$1,036,440
MN St Higher Edl Facs Auth
Rev Hamline Univ Ser 5-B	6.00%	10/1/2029	Baa1	500	524,495
MN St Higher Edl Facs Auth
Rev St John Univ Ser 6-G	4.50%	10/1/2026	A2	650	657,462
Moorhead MN Edl Facs Rev
Concordia College Corp Pj A	5.00%	12/15/2022	A3	1,125	1,194,975
Prior Lake MN Indpt Sch Dist
No 719 Ser A(8)	5.25%	2/1/2023	Aaa	1,470	1,569,592
Univ MN Ser C	3.97%#	12/1/2036	Aa2	100	100,000
Total					5,082,964

General Obligation 2.86%
Minneapolis MN Ser E	5.00%	3/1/2026	AAA	500	512,190
Puerto Rico Comwlth
Unrefunded Pub Impt(12)(13)	5.00%	7/1/2028	AAA	175	179,338
Ramsey Cnty MN St Aid Str Ser C	5.00%	2/1/2024	AAA	500	528,925
Todd Morrison Cass & Wadena
Cntys MN UTD Hosp Dist Hlthcare
Fac Lakewood	5.00%	12/1/2034	Baa2	225	233,165
Total					1,453,618

Healthcare 27.08%
Bemidji MN Hlthcare Fac North
Country Hlth Svcs(14)	5.00%	9/1/2024	AA	500	519,165
Bemidji MN Hlthcare Fac North
County Hlth Svcs	5.00%	9/1/2024	A	505	528,604
Breckenridge MN Rev Catholic
Hlth Initiatives A	5.00%	5/1/2030	AA	500	525,615
Duluth MN Econ Dev
Benedictine Hlth Sys St Marys	5.25%	2/15/2028	A-	1,000	1,050,140
Duluth MN Econ Dev
Benedictine Hlth Sys St Marys	5.25%	2/15/2033	A-	1,035	1,079,836
Hastings MN Hlthcare Fac Rev
Regina Med Ctr(1)	5.30%	9/15/2028	A	400	404,104

See Notes to Schedule of Investments.

1

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Healthcare (continued)
Minneapolis MN Hlthcare Sys Rev(13)	5.00%	5/15/2021	AAA		$250	$264,095
MN Agric & Econ Dev Bd Rev
Unrefunded Bal Hlthcare Sys A(13)	5.50%	11/15/2017	AAA		45	46,584
Rochester MN Hlthcare Fac Rev(12)(13)	5.50%	11/15/2027	AAA		500	516,055
Rochester MN Hlthcare Fac Rev
Mayo Clinic~(f)	5.00%	11/15/2036	AA		5,000	5,256,225
St Paul MN Hsg & Redev Auth
Franciscan Hlth Pj(6)(10)	5.30%	11/20/2022	AAA		50	52,623
St Paul MN Hsg & Redev Auth Hlth Care
Fac Rev Hlthpartners Oblig Grp Pj~(f)	5.25%	5/15/2036	BBB	(b)	2,000	2,106,820
Stillwater MN Hlthcare Rev
Hlth Sys Oblig Grp	5.00%	6/1/2035	A-		1,000	1,040,320
Virginia MN Hsg & Redev Auth
Hlthcare Fac Lease Rev	5.375%	10/1/2030	Baa1		365	380,870
Total						13,771,056

Housing 22.22%
Crow Wing Cnty MN Hsg Ser A GTD(13)	4.90%	1/1/2034	Aaa		490	509,688
Dakota Cnty MN Cnty Dev Agy Sing Fam
Mtg Rev Mtg Bkd Secs Prog
Ser B AMT(5)(11)	5.15%	12/1/2038	AAA		500	526,790
Dakota Cnty MN Hsg & Redev
Auth Sing Fam Mtg Rev AMT(11)	5.85%	10/1/2030	AAA		51	52,090
Fairbault MN Hsg & Redev Auth
Govt Trails Edge Apts Ser A	5.25%	2/1/2028	A3		300	307,050
Minneapolis MN Multi Fam Hsg
Rev Mtg East Village South(6)(10)	6.10%	7/20/2020	Aaa		1,000	1,060,430
Minneapolis MN Multi Fam Rev
Hsg East Phillips AMT(10)	5.25%	8/20/2044	Aaa		300	307,569
Minneapolis St. Paul MN Hsg Fin Bd Sing
Fam Mtg Rev City Living A4 AMT(5)(11)	5.00%	11/1/2038	AAA		1,000	1,030,090
MN St Hsg Fin Agy Res Hsg Fin
Ser B AMT	4.85%	7/1/2031	AA+		1,865	1,909,312
MN St Hsg Fin Agy Res Hsg Fin
Ser F AMT	5.40%	7/1/2030	AA+		1,105	1,137,797
MN St Hsg Fin Agy Resdl
Hsg Fin G AMT	4.85%	7/1/2021	AA+		1,365	1,402,278
MN St Hsg Fin Agy Sing Fam
Mtg Ser D AMT	5.85%	7/1/2019	AA+		60	60,635

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Housing (continued)
MN St Hsg Fin Agy Sing Fam
Mtg Ser E	5.90%	7/1/2025	AA+	$125	$125,865
MN St Hsg Fin Agy Sing Fam
Mtg Ser G AMT	6.25%	7/1/2026	AA+	25	25,329
Pine City MN Hlthcare & Hsg Rev
Mtg North Branch A(10)	4.75%	10/20/2021	Aaa	325	334,055
Pine City MN Hlthcare & Hsg Rev
Mtg North Branch A(10)	4.80%	10/20/2026	Aaa	1,205	1,234,727
St Paul MN Hsg & Redev Auth
Multi Fam Hsg Rev Selby AMT(6)(10)	5.50%	9/20/2044	Aaa	750	773,250
St Paul MN Port Auth Hsg
Burlington Apt(10)	5.35%	5/1/2031	AAA	500	504,860
Total					11,301,815

Industrial 0.62%
Childrens Tr Fd Puerto Rico
Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	300	314,574

Lease 3.80%
Andover MN Econ Dev Auth Pub
Fac Lease Rev Ref Andover Cmnty Ctr(d)(3)	4.50%	2/1/2034	AAA	500	493,815
Olmsted Cnty MN Hsg & Redev	5.00%	2/1/2023	AAA	275	288,786
Rochester MN Indpt Sch Dist
No 535 COP(9)	5.125%	2/1/2020	AAA	85	89,376
St Paul MN Port Auth Lease
Rev Office Bldg	5.25%	12/1/2027	AA+	1,000	1,061,920
Total					1,933,897

Miscellaneous 4.15%
Bemidji MN Lease Rev MN St
Bureau Crim Appreh(13)	5.80%	12/1/2021	Aaa	460	477,880
Douglas Cnty MN Hsg & Redev
Governmental Hsg Ser A(13)	5.50%	1/1/2032	Aaa	560	608,216
MN St Retirement Sys Bldg Rev	6.00%	6/1/2030	AAA	250	267,170
St. Paul MN Port Auth Lease
Rev Regions Hosp Pkg Ramp Pj Ser 1(d)	5.00%	8/1/2036	NR	750	758,047
Total					2,111,313

Power 7.35%
Chaska MN Elec Rev Ref
Generating Facs Ser A	5.00%	10/1/2030	A3	500	523,760

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Power (continued)
MN St Muni Pwr Agy Elec Rev	5.00%	10/1/2035	A3	$1,000	$1,043,820
Puerto Rico Elec Pwr Auth Rev
Rev Ser DD(9)	4.50%	7/1/2019	AAA	95	96,781
Rochester MN Elec Util Rev TCRS(2)	5.25%	12/1/2030	AAA	1,000	1,052,540
Western MN Muni Pwr Agy Ser A(13)	5.00%	1/1/2026	Aaa	400	420,252
Western MN Muni Pwr Agy Pj Ser A(2)	5.50%	1/1/2016	Aaa	565	602,200
Total					3,739,353

Pre-Refunded 21.00%
Bloomington MN Indpt Sch Dist
No 271 Ser A(9)	5.125%	2/1/2024	Aaa	1,000	1,062,500
Chaska MN Elec Rev Ser A	6.00%	10/1/2025	A3	250	270,175
Elk River MN Indpt Sch Dist
No 728 Ser A(13)	5.50%	2/1/2021	Aaa	500	532,960
Lake Superior MN Indpt Sch
Dist No 381 Bldg Ser A(9)	5.00%	4/1/2023	Aaa	500	533,035
Medford MN Indpt Sch No 763 Ser A(9)	5.50%	2/1/2031	Aaa	500	533,155
Minneapolis MN Spl Sch Dist
No 001 COP	5.75%	2/1/2015	AAA	100	102,276
Minneapolis MN Spl Sch Dist
No 001 COP	5.75%	2/1/2017	AAA	1,120	1,145,491
MN Agric & Econ Dev Bd Rev
Hlthcare Sys A(13)	5.50%	11/15/2017	AAA	175	181,265
MN St Higher Edl Facs Auth
Rev Macalester Coll Ser 4-J	5.55%	3/1/2017	Aa3	260	260,736
MN St Higher Edl Facs Auth
Rev Univ of St Thomas Ser 4-M	5.35%	4/1/2017	A2	250	251,018
Morris MN Indpt Sch Dist No
769 Bldg(13)	5.00%	2/1/2028	AAA	1,000	1,064,520
North St. Paul Maplewood MN
Indpt Sch Dist No 622	5.125%	2/1/2025	AAA	400	400,448
North St. Paul Maplewood MN
Indpt Sch Dist No 622 Ser A	5.125%	2/1/2020	AAA	100	100,112
Pequot Lakes MN Indpt Sch
Dist No 186(8)	5.25%	2/1/2022	AAA	1,550	1,655,757
Princeton MN Indpt Sch Dist No 477(9)	5.125%	2/1/2024	Aaa	1,000	1,001,100
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.375%	7/1/2036	AAA	100	108,825
Puerto Rico Comwlth Pub Impt(12)(13)	5.00%	7/1/2028	AAA	325	335,013

See Notes to Schedule of Investments.

4

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
Puerto Rico Pub Fin Corp.
Comwlth Approp Ser E	5.75%	8/1/2030	Aaa	$500	$500,810
Robbinsdale MN Hsg Dev Sr Hsg
Pj Ser B(8)	5.75%	1/1/2023	Aaa	250	264,970
Scott Cnty MN Hsg & Redev
Savage City Hamilton Apts Pj GTD(2)	5.60%	2/1/2019	Aaa	80	83,878
Univ MN Ser A	5.75%	7/1/2018	Aaa	250	294,285
Total					10,682,329

Transportation 8.26%
Minneapolis & St Paul MN Met
Commn Arpt Rev Sub Ser A(13)	5.00%	1/1/2023	AAA	1,000	1,049,010
Minneapolis & St. Paul MN Met
Commn Arpt Rev Sub Ser C(8)	5.25%	1/1/2026	AAA	2,000	2,101,920
St Paul MN Port Auth Lease
Rev Office Bldg at Robnert St 3-11	5.00%	12/1/2027	AA+	1,000	1,049,950
Total					4,200,880
Total Investments in Securities 107.34% (cost $52,634,393)					54,591,799
Liabilities in Excess of Cash and Other Assets(e) (7.34%)					(3,731,998)
Net Assets 100.00%					$50,859,801

See Notes to Schedule of Investments.

5

Open futures contracts at December 31, 2006:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 20-Year Treasury Bond	March 2007	44	Short	$(4,903,250)	$118,632

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)

MISSOURI TAX-FREE FUND December 31, 2006

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 107.21%

Education 11.76%
Curators Univ MO Sys Facs Rev Ser A	5.00%	11/1/2031	AA	$3,000	$3,159,150
MO St Hlth & Edl Facs Auth Rev Ref
Webster Univ(13)	5.25%	4/1/2021	Aaa	2,000	2,118,120
MO St Hlth & Edl Facs Auth Rev Ref
Washington Univ Ser A	4.75%	11/15/2037	AAA	2,050	2,075,871
MO St Hlth & Edl Facs Auth Rev Ref
Washington Univ Ser A	5.00%	2/15/2022	AAA	600	642,918
MO St Hlth & Edl Facs Auth Rev Ref
Washington Univ Ser B	5.00%	3/1/2030	AAA	1,800	1,868,940
MO St Hlth & Edl Facs Auth
Rev Washington Univ	5.00%	2/15/2033	AAA	6,995	7,324,395
University MO Univ Rev
Sys Facs Ser B	3.98%#	11/1/2030	Aa2	200	200,000
University MO Univ Rev
Sys Facs Ser B(12)(13)	5.00%	11/1/2027	AAA	1,500	1,567,155
Total					18,956,549

General Obligation 12.63%
Belton MO(13)	5.00%	3/1/2020	Aaa	300	325,434
Franklin Cnty MO Reorg Sch
Dist No R-XV	6.00%	3/1/2020	AA+	390	416,606
Hazelwood MO Sch Dist Impt MO
Direct Dep Pg	5.25%	3/1/2020	AA+	630	683,670
Jackson Cnty MO Reorg Sch
Dist No 7 Lee’s Summit Sch Bldg(13)	5.25%	3/1/2022	Aaa	1,000	1,099,040
MO St Brd Pub Bldgs Spl Oblig Ser A~(f)	5.00%	10/15/2027	AA+	10,000	10,543,350
Puerto Rico Comwlth Pub Impt Ser A(12)(13)	5.50%	7/1/2029	AAA	1,000	1,201,090
St Louis Cnty MO Pkwy Sch Ser A	5.00%	3/1/2024	AA+	3,320	3,541,743
St Louis Cnty MO Sch Dist No R 8
Lindbergh(13)	Zero Coupon	3/1/2018	AAA	2,080	1,326,811
University City MO Sch Dist(13)	10.00%	2/15/2008	AAA	1,175	1,208,887
Total					20,346,631

Healthcare 9.61%
Cape Girardeau Cnty MO Indl
Dev Auth Hlthcare Facs Rev
Southeast MO Hosp Assoc(c)	5.75%	6/1/2032	BBB+	1,600	1,684,800

See Notes to Schedule of Investments.

1

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Healthcare (continued)
Hannibal MO Indl Dev Auth
Hlth Facs Rev	5.00%	3/1/2022	BBB+		$835	$872,383
Joplin MO Indl Dev Auth
Hlth Facs Rev Freeman Hlth Pj	5.75%	2/15/2035	BBB+		2,500	2,729,075
MO St Hlth & Edl Facs Auth Rev
PA 1049 RIBs RITES(2)	6.50%	6/1/2010	AAA(b	)	855	1,064,578
MO St Hlth & Edl Facs Auth BJC Hlth	5.25%	5/15/2032	AA		5,000	5,256,050
MO St Hlth & Edl Facs Auth
Rev Sr Living Facs Lutheran Ser A(c)	5.375%	2/1/2035	A-		3,680	3,875,481
Total						15,482,367

Housing 9.68%
MO St Hsg Dev Cmnty Rev
Multi Fam Hsg Ashley Pk 2 AMT(6)	4.75%	7/1/2026	AA		1,000	1,020,540
MO St Hsg Dev Cmnty Rev
Multi Fam Hsg Ashley Pk 2 AMT(6)	4.75%	7/1/2030	AA		1,000	1,016,840
MO St Hsg Dev Cmnty Rev
Multi Fam Hsg Ashley Pk 2 AMT(6)	4.875%	7/1/2037	AA		1,500	1,531,200
MO St Hsg Dev Cmnty Rev
Multi Fam Hsg Meadow Ridge 1 AMT(6)	4.75%	7/1/2025	AA		605	615,636
MO St Hsg Dev Cmnty Rev
Multi Fam Hsg Meadow Ridge 1 AMT(6)	4.875%	7/1/2030	AA		530	537,123
MO St Hsg Dev Cmnty Rev
Multi Fam Hsg Meadow Ridge 1 AMT(6)	5.00%	7/1/2037	AA		900	916,308
MO St Hsg Dev Cmnty Rev
Multi Fam Hsg Met Vlg 5 AMT(6)	4.75%	7/1/2021	AA		615	629,631
MO St Dev Fin Bd Multi Fam
Rev Ref Hsg Quality Hill Pj Ser A(14)	5.60%	9/15/2028	AA		2,115	2,140,105
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Hmownrship Ln Pg A AMT(11)	4.75%	9/1/2026	AAA		1,200	1,218,672
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Hmownrship Ln Pg B AMT(11)	4.70%	9/1/2026	AAA		2,000	2,031,180
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Hmownrship Ln Pg B AMT(11)	4.80%	9/1/2031	AAA		2,000	2,032,480
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Hmownrship Ln Pg A-1 AMT(11)	5.90%	9/1/2035	AAA		940	990,722
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Hmownrship Ln Pg B-1 AMT(11)	5.375%	9/1/2022	AAA		695	701,429

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Housing (continued)
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Corp Apprec Ser E-1 AMT(11)	Zero Coupon	3/1/2029	AAA	$730	$220,723
Total					15,602,589

Industrial 0.90%
Childrens Tr Fd Puerto Rico
Tob Settlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	1,100	1,153,438
MO Dev Fin Bd Cultural Facs Rev
Nelson Gallery Fndtn Ser A	3.98# %	12/1/2033	AAA	300	300,000
Total					1,453,438

Lease 6.48%
Cape Girardeau Cnty MO Bldg Corp Reorg
Sch Dist R-02 Leasehold Jackson R-II HS Pj(13)	5.25%	3/1/2026	AAA	1,000	1,091,800
Grandview MO COP(8)	5.00%	1/1/2027	Aaa	1,700	1,792,548
Jackson Cnty MO Pub Bldg
Corp Leasehold Rev Cap Impts Pj	5.00%	12/1/2029	Aa3	1,500	1,571,760
Jackson Cnty MO Pub Bldg
Corp Leasehold Rev Cap Impts Pj Ser A(13)	5.00%	12/1/2018	Aaa	1,385	1,493,805
Jackson Cnty MO Pub Bldg
Corp Leasehold Rev Cap Impts Pj Ser B	5.00%	12/1/2031	Aa3	1,000	1,064,260
Kansas City MO Spl Fac Rev
MCI Overhaul Base Pj Ser G AMT	4.50%	9/1/2026	AA-	585	579,694
MO St Dev Fin Bd Infra Facs Rev
Branson Landing Pj Ser A	5.00%	6/1/2035	BBB+	220	225,454
MO St Regl Convtn & Sports
Complex Auth Ref Convtn(2)	5.25%	8/15/2016	AAA	2,405	2,626,260
Total					10,445,581

Miscellaneous 6.03%
Kansas City MO Muni
Assistance Corp Rev Leasehold Ser 2001A(2)	5.00%	3/1/2019	AAA	1,500	1,577,250
Kansas City MO Muni
Assistance Corp Rev Ser A	5.125%	3/1/2019	A2	1,100	1,140,480
MO St Dev Fin Bd Infra Facs Rev
Crackerneck Creek Pj Ser C	5.00%	3/1/2028	A+	1,000	1,039,420
MO St Dev Fin Bd Infra Facs Rev
Hartman Hrtge Ctr Ser A(2)	5.875%	4/1/2020	Aaa	1,000	1,044,340
Puerto Rico Pub Auth Rev Bldgs
Ref Govt Facs Ser C GTD	5.75%	7/1/2018	BBB	1,000	1,142,110

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Miscellaneous (continued)
Puerto Rico Pub Auth Rev Bldgs
Ref Ser I GTD	5.25%	7/1/2033	BBB	$2,500	$2,657,325
St Louis MO Ind Dev Auth Rev
Convtn Ctr Hotel(2)	Zero Coupon	7/15/2020	AAA	2,000	1,123,200
Total					9,724,125

Power 7.23%
MO Jt Muni Elec Util Cmnty
Pwr Iatan 2 Pj Ser A(2)	4.50%	1/1/2036	Aaa	500	503,310
MO Jt Muni Elec Util Cmnty
Pwr Iatan 2 Pj Ser A(2)	5.00%	1/1/2034	Aaa	1,000	1,066,340
MO Jnt Muni Elec Util Comnty
Pwr Pj Rev Plum Point Pj~(f)(13)	5.00%	1/1/2034	AAA	7,000	7,437,500
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN	5.125%	7/1/2029	A3	1,500	1,583,355
Puerto Rico Elec Pwr Auth Pwr
Rev Ser RR(15)	5.00%	7/1/2025	AAA	1,000	1,066,940
Total					11,657,445

Pre-Refunded 24.30%
Belton MO Sch Dist No 124 MO
Direct Deposit Pg(9)	6.00%	3/1/2020	AAA	1,770	1,894,555
Boone Cnty MO Reorg Sch Dist No R-6	6.00%	3/1/2020	AA+	500	533,030
Bowling Green MO Sch Dist R-I
Bldg Corp Leasehold Rev(13)	5.85%	3/1/2020	Aaa	1,000	1,065,930
Gladstone MO Ser A COP(2)	5.35%	6/15/2016	Aaa	1,095	1,155,849
Kansas City MO Met Cmnty Colleges Bldg
Corp Rev Ref Impt Leasehold Jr College(8)	5.00%	7/1/2021	Aaa	1,000	1,056,310
Mehlville MO Sch Dist No R9
MO Cap Impt Pj COP(9)	5.25%	9/1/2013	AAA	1,000	1,081,610
MO Dev Fin Bd Cultural Facs
Nelson Gallery Fndtn Ser A(13)	5.00%	12/1/2030	AAA	3,300	3,448,632
MO Sch Brds Assoc Lease Partn
NIXA Reorg Sch Dist R-2(14)	5.40%	3/1/2020	AA	850	881,280
MO St Bonne Terre Prison Pj
Ser A COP(2)	5.15%	6/1/2018	AAA	1,015	1,050,708
MO St Hlth & Edl Fac Auth
Washington Univ Ser A	6.00%	3/1/2030	NR	850	916,087
MO St Hlth & Edl Facs Auth Rev(2)	5.25%	6/1/2028	AAA	5,000	5,369,750

See Notes to Schedule of Investments.

4

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
MO St Hwy & Trans Commn St Rd
Rev Ser A	5.00%	2/1/2022	AAA	$1,970	$2,093,066
MO St Hwy & Trans Commn St Rd
Rev Ser A	5.25%	2/1/2020	AAA	1,830	1,941,301
Puerto Rico Comwlth
Infra Fin Auth Spl Ser A~(f)	5.50%	10/1/2040	AAA	6,100	6,490,918
Puerto Rico Comwlth Pub Impt Ser A	5.125%	7/1/2031	AAA	1,210	1,286,932
Springfield MO Sch Dist No
R12 MO Direct Deposit Pg	5.85%	3/1/2020	AA+	500	530,820
St. Louis MO Muni Fin Corp Leasehold
Rev Lease Carnahan Courthouse SerA(8)	5.125%	2/15/2027	Aaa	1,500	1,603,020
St. Louis MO Muni Fin Corp.
Rev City Justice Ctr Ser A(2)	6.00%	2/15/2020	Aaa	760	819,576
St. Louis MO Pub Safety(8)	5.125%	2/15/2018	AAA	270	280,106
St. Louis Cnty MO Pattonville
No R-3 Sch Dist(8)	6.00%	3/1/2019	AAA	845	912,008
St. Louis MO Arpt Rev Arpt
Dev Pg Ser A(13)	5.25%	7/1/2031	AAA	2,000	2,133,160
St. Louis MO Sch Dist(8)	6.00%	4/1/2012	AAA	575	578,525
University MO Univ Rev Sys Facs	5.80%	11/1/2027	AA	1,975	2,029,076
Total					39,152,249

Resource Recovery 2.39%
MO St Dev Fin Bd Solid Wst
Disp Rev P & G Paper Pj AMT	5.20%	3/15/2029	AA-	1,150	1,282,928
MO St Envr Impt & Enrg
Unrefunded Bal St Revolving B	7.20%	7/1/2016	Aaa	1,085	1,086,139
MO St Envr Impt & Enrg
Unrefunded Bal St Revolving D	5.625%	7/1/2016	Aaa	220	222,387
MO St Envr Impt & Enrg
Unrefunded Bal St Revolving E	5.90%	1/1/2019	Aaa	240	241,450
St. Louis MO Ind Dev Auth
Anheuser-Busch Pj AMT	5.875%	11/1/2026	A1	1,005	1,021,562
Total					3,854,466

Special Tax 1.15%
Osage Beach MO Tax Increment Rev
Prewitts Pt Pj(b)	5.00%	5/1/2023	NR	1,000	998,820

See Notes to Schedule of Investments.

5

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Special Tax (continued)
Riverside Quindaro Bend Levee Dist
MO Impt Rev Ref L 385 Pj(14)	5.00%	3/1/2017	AA	$795	$850,507
Total					1,849,327

Transportation 7.75%
Bi St Dev Agy MO Met Dist
Rev Metrolink Cross Cnty Pj B(9)	5.00%	10/1/2032	AAA	3,500	3,685,780
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D~(f)	5.75%	7/1/2041	AAA	5,000	5,518,100
Puerto Rico Comwlth Hwy
Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	BBB+	500	550,040
St. Louis MO Arpt Rev Arpt Ser A(13)	5.125%	7/1/2022	AAA	2,000	2,093,340
St. Louis MO Arpt Rev Lambert
Int’l Ser B AMT(8)	5.25%	7/1/2027	AAA	625	634,494
Total					12,481,754

Water/Sewer 7.30%
Metropolitan St. Louis MO Swr
Dist Wstwtr Sys Rev Ser A(13)	5.00%	5/1/2034	AAA	4,000	4,238,560
Metropolitan St. Louis MO Swr
Dist Wstwtr Sys Rev Ser C(13)	4.25%	5/1/2032	AAA	500	490,085
MO St Env Impt & Enrg Res Auth
Wtr Fac Ref American Wtr Co Pj AMT(2)	4.60%	12/1/2036	AAA	1,000	990,330
Puerto Rico Comwlth Infra
Fin Auth Spl Ser A	5.50%	10/1/2040	AAA	2,700	2,877,093
St. Charles Cnty MO Pub Wtr
Supply Dist No 2 COP(13)	5.125%	12/1/2027	Aaa	3,000	3,161,250

Total					11,757,318
Total Investments in Municipal Bonds 107.21% (cost $164,609,180)					172,763,839
Liabilities in Excess of Cash and Other Assets(e) (7.21%)					(11,613,940)
Net Assets 100.00%					$161,149,899

See Notes to Schedule of Investments.

6

Open futures contracts at December 31, 2006:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 20-Year Treasury Bond	March 2007	156	Short	$(17,384,250)	$420,604

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited)

NEW JERSEY TAX-FREE FUND December 31, 2006

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 106.60%

Education 13.50%
Higher Ed Stud Assist Auth NJ
Student Loan Rev Ser A AMT(13)	6.15%	6/1/2019	AAA	$550	$565,527
NJ Econ Dev Auth Rev Sch Facs
Constr Ser 0	5.25%	3/1/2025	AA-	1,085	1,173,069
NJ Econ Dev Auth Rev Sch Facs
Constr Ser P	5.25%	9/1/2024	AA-	1,625	1,766,131
NJ Econ Dev Auth Rev Sch Facs
Constr Ser P	5.25%	9/1/2026	AA-	1,000	1,085,330
NJ St Ed Facs Auth Rev Kean
Univ Ser D(8)	5.00%	7/1/2033	AAA	2,500	2,630,000
NJ St Ed Facs Auth Rev
Princeton Theological Seminary	5.00%	7/1/2026	AAA	2,500	2,647,550
NJ St Ed Fac Auth Rev
Princeton Univ Ser B	3.83%#	7/1/2022	AAA	800	800,000
NJ St Ed Fac Auth Rev
Princeton Univ Ser B	3.90%#	7/1/2021	AAA	700	700,000
NJ St Ed Facs Auth Rev Ser I Rowan(8)	5.125%	7/1/2030	AAA	2,650	2,828,319
NJ St Edl Facs Auth Rev
William Paterson Ser E(15)	5.00%	7/1/2027	AAA	2,500	2,627,200
Rutgers St Univ NJ Ser A	5.20%	5/1/2027	AA	750	768,375
Total					17,591,501

General Obligation 3.88%
Millburn Twp NJ Sch Dist	5.35%	7/15/2018	Aa1	1,050	1,205,022
Millburn Twp NJ Sch Dist	5.35%	7/15/2019	Aa1	250	289,428
Montville Twp NJ Fire Dist No 23	5.25%	7/15/2016	A2	410	447,966
Pohatcong Twp NJ Sch Dist(9)	5.25%	7/15/2026	AAA	1,335	1,563,151
Puerto Rico Comwlth Pub Impt CR(9)	4.50%	7/1/2023	AAA	1,000	1,017,030
Puerto Rico Comwlth
Pub Impt Ser A	5.25%	7/1/2030	BBB	500	539,530
Total					5,062,127

Healthcare 11.53%
Camden Cnty NJ Impt Auth Hlthcare
Redev Rev Cooper Hlth Sys Oblig Grp A	5.00%	2/15/2035	BBB	760	781,394
NJ Econ Dev Auth Rev Masonic
Charity Fndtn Pj	6.00%	6/1/2025	A-	1,000	1,095,570

See Notes to Schedule of Investments.

1

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Healthcare (continued)
NJ Hlthcare Facs Fin Auth Rev
Cap Hlth Sys Oblig Grp Ser A	5.375%	7/1/2033	Baa1		$2,000	$2,099,860
NJ Hlthcare Facs Fin Auth Rev
Holy Name Hosp	5.00%	7/1/2036	BBB		700	719,712
NJ Hlthcare Fac Fin Auth Rev
Hunterdon Med Ctr Ser A	5.25%	7/1/2025	A-		600	645,006
NJ Hlthcare Fac Fin Auth Rev
Robert Wood Johnson Univ Hosp	5.75%	7/1/2031	A2		4,000	4,266,280
NJ Hlthcare Fac Fin Auth Rev
South Jersey Hosp	5.00%	7/1/2046	Baa1		1,000	1,033,590
NJ Hlthcare Fac Fin Auth Rev
Spectrum For Living Ser B(6)	6.50%	2/1/2022	AAA		705	705,641
NJ Hlthcare Fac Fin Auth Rev
St Clare’s Hosp Ser A(14)	4.75%	7/1/2025	AA		1,100	1,126,455
Puerto Rico Indl Tourist Ed
& Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2025	AA		415	454,977
Puerto Rico Indl Tourist Ed
& Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2030	AA		1,000	1,094,060
Puerto Rico Indl Tourist Ed
& Mutuo Oblig Grp Ser A(13)	6.25%	7/1/2024	AAA		1,000	1,001,250
Total						15,023,795

Housing 0.87%
NJ Econ Dev Auth Rev
Ref Cranes Mill Pj(c)	5.00%	6/1/2015	BBB-		1,000	1,029,210
Virgin Islands Hsg Fin Auth
Sing Fam Rev Ser A AMT(10)	6.50%	3/1/2025	AAA	(b)	100	100,247
Total						1,129,457

Industrial 7.81%
Bayonne NJ Redev Agy Royal
Caribbean Pj Ser A AMT	5.375%	11/1/2035	BBB-		750	794,872
NJ Econ Dev Auth
Amer Wtr Co Inc Ser B AMT(8)	5.375%	5/1/2032	AAA		5,000	5,179,800
NJ Econ Dev Auth
Middlesex Wtr Co Pj AMT(13)	5.35%	2/1/2038	AAA		2,500	2,578,450
NJ Econ Dev Auth Kapkowski Rd
Landfill Pj	6.50%	4/1/2028	Baa3		675	824,452
Tob Settlment Fin Corp NJ	5.75%	6/1/2032	BBB		745	798,826
Total						10,176,400

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Lease 2.42%
Morris-Union Jointure Commn NJ COP(14)	5.00%	5/1/2027	AA	$1,000	$1,048,490
Rutgers St Univ NJ COP(2)	5.00%	1/1/2038	AAA	2,000	2,104,720
Total					3,153,210

Miscellaneous 4.28%
Hudson Cnty NJ Impt Auth
Hudson Regl Fire/Rescue Ser A(2)	5.625%	9/1/2019	Aaa	100	105,498
Middlesex Cnty NJ Impt Auth
Cnty Open Space Tr Fd GTD	5.25%	9/15/2022	AAA	1,910	2,072,293
Monmouth Cnty NJ Impt Auth
Rev Unrefunded Bal Govtl Ln(13)	6.40%	12/1/2009	AAA	195	195,257
NJ Econ Dev Auth Motor
Vehicle Sur Rev Ser A(13)	5.00%	7/1/2034	AAA	285	301,214
NJ Econ Dev Auth Muni Rehab(2)	5.00%	4/1/2028	AAA	1,130	1,185,438
Puerto Rico Pub Impt Bldgs Auth
Rev Govt Facs Ser I GTD	5.25%	7/1/2033	BBB	1,250	1,328,662
Rahway NJ COP(13)	5.625%	2/15/2020	Aaa	365	388,838
Total					5,577,200

Power 2.43%
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(13)	5.00%	7/1/2032	AAA	2,000	2,105,180
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN	5.125%	7/1/2029	A3	1,000	1,055,570
Total					3,160,750

Pre-Refunded 30.22%
Brick Twp NJ Muni Util Auth(8)	5.00%	12/1/2025	Aaa	2,000	2,143,360
Carteret NJ Bd Ed COP(13)	5.75%	1/15/2030	Aaa	80	85,067
Carteret NJ Bd Ed COP(13)	6.00%	1/15/2024	Aaa	430	461,437
Casino Reinvestment Dev Auth
NJ Parking Fee Rev Ser A(9)	5.25%	10/1/2015	AAA	100	101,228
Chatham Dist NJ Bd Ed(13)	5.00%	1/15/2019	Aaa	1,020	1,071,949
Chatham Dist NJ Bd Ed(13)	5.125%	1/15/2024	Aaa	595	628,070
Chatham Dist NJ Bd Ed(13)	5.25%	1/15/2026	Aaa	1,500	1,590,330
LaFayette Yard NJ Cmnty Dev GTD(13)	5.625%	4/1/2021	Aaa	200	213,930
NJ Bldg Auth St Bldg Rev	5.375%	6/15/2019	AA-	450	468,437
NJ Envr Infra Ser 2004A	5.25%	9/1/2020	AAA	2,000	2,128,200

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
NJ St Edl Facs Auth Rev
Princeton Univ Ser B	5.125%	7/1/2019	AAA	$355	$367,705
NJ St Edl Facs Auth Rev
Princeton Univ Ser H	5.25%	7/1/2017	AAA	700	737,107
NJ St Edl Facs Auth Rev
Princeton Univ Ser H	5.25%	7/1/2022	AAA	2,560	2,695,706
NJ St Edl Facs Auth Rev
Princeton Univ Ser H	5.25%	7/1/2026	AAA	2,350	2,474,573
NJ St Edl Facs Auth Rev
Princeton Univ Ser H	5.375%	7/1/2024	AAA	2,550	2,695,554
NJ St Hwy Auth Garden St Pkwy
Gen Rev Ref Sr Pkwy(8)	5.75%	1/1/2015	AAA	200	213,772
NJ St Tpk Auth Rev Ser A	5.50%	1/1/2027	A	3,000	3,154,200
NJ St Tpk Auth Rev Ser A(13)	5.50%	1/1/2030	AAA	1,500	1,579,275
NJ St Transn Tr Fd Auth
Transn Sys Ser B	6.00%	6/15/2019	AAA	6,500	6,996,990
North Bergen Twp NJ Bd Ed COP(9)	6.125%	12/15/2022	Aaa	1,185	1,303,536
Ocean Cnty NJ Gen Impt	5.125%	9/1/2020	Aa1	1,800	1,907,748
Puerto Rico Comwlth
Infrstr Fin Auth Spl Ser A+~(f)	5.50%	10/1/2040	AAA	2,000	2,128,170
Puerto Rico Comwlth Pub Impt Ser A	5.125%	7/1/2031	AAA	620	659,420
South Brunswick Twp NJ(8)	5.625%	12/1/2023	AAA	45	47,480
Summit NJ	5.70%	6/1/2020	AAA	325	340,522
Trenton NJ Pkg Auth Pkg Rev GTD(8)	6.00%	4/1/2017	Aaa	1,000	1,072,120
Washington Twp NJ Bd Ed Mercer Cnty(8)	5.00%	1/1/2027	Aaa	2,000	2,123,120
Total					39,389,006

Toll Roads 3.17%
NJ St Tpk Auth Rev Ser C-1~(f)(2)	5.00%	1/1/2035	AAA	4,000	4,127,620

Transportation 25.53%
Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser B(9)	5.10%	1/1/2021	AAA	1,435	1,519,765
Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser B(9)	5.20%	1/1/2025	AAA	1,700	1,804,108
Delaware River Port Auth PA & NJ Rev(8)	5.50%	1/1/2026	AAA	1,000	1,010,800

See Notes to Schedule of Investments.

4

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
NJ St Transn Tr Fd Transn Sys Ser A~(f)(13)	5.25%	12/15/2021	AAA	$10,000	$11,359,650
Port Auth NY & NJ(9)	5.00%	4/15/2032	AAA	4,725	5,002,169
Port Auth NY & NJ Cons 109th Ser	5.375%	1/15/2032	AA-	500	505,670
Port Auth NY & NJ Cons 119th
Ser AMT(8)	5.50%	9/15/2019	AAA	150	151,693
Port Auth NY & NJ Cons 125th Ser(9)	5.00%	10/15/2027	AAA	5,000	5,305,600
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D~(f)	5.75%	7/1/2041	AAA	5,500	6,069,910
Puerto Rico Comwlth Hwy
Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	BBB+	500	550,040
Total					33,279,405

Water/Sewer 0.96%
North Hudson Swr Auth NJ Rev Ser C(13)	5.00%	8/1/2022	Aaa	1,025	1,071,361
Ocean Twp NJ Swr Auth Ref Ser B(8)	5.25%	12/1/2011	Aaa	170	182,196
Total					1,253,557
Total Municipal Bonds (cost $130,421,560)					138,924,028

	Shares
	(000)

SHORT-TERM INVESTMENT 0.15%

Money Market Mutual Fund
Dreyfus NJ Municipal Cash Management (cost $200,282)	200	200,282
Total Investments in Securities 106.75% (cost $130,621,842)		139,124,310
Liabilities in Excess of Cash and Other Assets(e) (6.75%)		(8,798,527)
Net Assets 100.00%		$130,325,783

See Notes to Schedule of Investments.

5

Open futures contracts at December 31, 2006:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 20-Year Treasury Bond	March 2007	91	Short	$(10,140,813)	$244,879

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)

NEW YORK TAX-FREE FUND December 31, 2006

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 106.66%

Education 7.15%
Albany Cnty NY Indl Dev Agy
Albany Col of Pharmacy A	5.625%	12/1/2034	BBB-	$700	$751,884
Cattaraugus Cnty NY Indl Dev Agy
Civic Fac Rec St Bonaventure Univ	5.00%	5/1/2023	BBB-	500	514,615
Cattaraugus Cnty NY Indl Dev Agy
Civic Fac Rev St Bonaventure Univ	5.10%	5/1/2031	BBB-	500	516,070
Hempstead Twn NY Ind Dev Agy
Civic Fac Rev Hofstra Univ Pj(13)	5.80%	7/1/2015	AAA	750	765,338
NY New York City Indl Dev Agy
Civic Rev NY Institute of Tech(13)	5.25%	3/1/2023	AAA	100	108,004
NY St Dorm Auth Lease Rev Cap
Apprec Court Fac	Zero Coupon	8/1/2021	AA+	3,265	1,786,575
NY St Dorm Auth Rev 4201 Schools Pg	6.25%	7/1/2020	AA-	1,685	1,834,729
NY St Dorm Auth Rev Colgate Univ(13)	6.00%	7/1/2016	AAA	1,000	1,142,630
NY St Dorm Auth Rev New York
Univ Ser A(2)	5.75%	7/1/2015	AAA	2,000	2,290,160
NY St Dorm Auth Rev Pratt Institute(14)	6.00%	7/1/2024	AA	1,000	1,068,550
NY St Dorm Auth Rev Pratt Institute(14)	6.00%	7/1/2028	AA	2,000	2,135,140
NY St Dorm Auth Rev Spl Act
Sch Dist Pj (13)	6.00%	7/1/2016	AAA	1,400	1,414,014
NY St Dorm Auth Revs New York
Univ A(8)	5.00%	7/1/2034	AAA	3,125	3,311,031
Rensselaer Cnty NY Indl Dev
Polytech Inst Ser B TCRS(2)	5.50%	8/1/2022	AAA	200	210,024
St Lawrence Cnty NY Indl
Civic Fac Rev Clarkson Univ Pj	5.125%	7/1/2021	A3	250	257,233
Total					18,105,997

General Obligation 5.30%
Erie Cnty NY Indl Dev Agy Sch
Fac Rev City of Buffalo Pj(9)	5.75%	5/1/2023	AAA	1,250	1,363,288
New York NY Ser B	5.75%	8/1/2016	AA-	1,000	1,101,330
New York NY Sub Ser C-1	5.25%	8/15/2026	AA-	2,500	2,686,275
New York NY Ser J	5.50%	6/1/2022	AA-	1,510	1,643,091
Puerto Rico Comwlth Pub Impt	5.25%	7/1/2018	BBB	2,000	2,203,300
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2033	BBB	500	517,920
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2024	BBB	1,500	1,593,930

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
Puerto Rico Comwlth
Unrefunded Pub Impt Ser A	5.25%	7/1/2030	BBB	$500	$539,530
Puerto Rico Comwlth
Unrefunded Pub Impt(12)(13)	5.00%	7/1/2028	AAA	605	619,998
Puerto Rico Comwlth Bal Pub Impt Ser A	5.375%	7/1/2028	BBB	1,090	1,145,110
Total					13,413,772

Healthcare 5.72%
Cortland Cnty NY Indl Dev Agy
Cortland Mem Hosp Pj(14)	5.625%	7/1/2024	AA	1,750	1,903,038
NY New York City Indl Dev Agy
Rev Harbor House Pj A(10)	5.875%	5/20/2044	AA+	610	690,386
NY St Dorm Auth Rev NY
St Rehab Assn Ser A(2)	5.50%	7/1/2016	AAA	935	1,015,045
NY St Dorm Auth Rev Mental
Hlth Svc Fac(12)(13)	6.00%	8/15/2012	AAA	1,460	1,624,849
NY St Dorm Auth Rev Mtg
Nursing Home A(6)(13)	5.40%	2/1/2031	AAA	300	322,278
NY St Dorm Auth Rev Mtg
Nursing Home A(6)(13)	5.50%	8/1/2030	AAA	1,000	1,056,780
NY St Dorm Auth Rev Mtg
Nursing Home A(6)(13)	5.50%	8/1/2038	AAA	1,000	1,054,730
NY St Dorm Auth Rev Utd
Cerebral Palsy Aff No 1-A(2)	5.75%	7/1/2018	AAA	1,000	1,102,920
NY St Dorm Auth Revs Catholic
Hlth Long Island Oblig Grp	5.00%	7/1/2027	Baa1	1,250	1,292,588
NY St Dorm Auth Revs Non St
Mtg Hosp Kaleida Hlth(6)	4.70%	2/15/2035	AAA	1,000	1,014,640
NY St Dorm Auth Revs Long
Island Jewish A	5.00%	11/1/2034	A3	1,300	1,358,435
NY St Dorm Auth Revs
NYU Hosps Ctr Ser A	5.00%	7/1/2020	BB	1,935	2,007,543
NY St Dorm Auth Revs
Unrefunded Mental Hlth Svcs B(13)	6.00%	2/15/2025	AAA	15	15,919
NY St Dorm Auth Revs
Unrefunded Mental Hlth Svcs B(13)	6.00%	2/15/2030	AAA	15	15,919
Total					14,475,070

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Housing 7.73%
NY New York City Hsg Dev
Corp Multi Fam Hsg Rev Ser A AMT	5.50%	11/1/2034	AA	$1,500	$1,555,845
NY New York City Hsg Dev
Corp Multi Fam Hsg Rev Ser A-1(12)(13)	4.50%	11/1/2027	AAA	1,345	1,373,985
NY New York City Hsg Dev
Corp Multi Fam Hsg Rev Ser G1 AMT	4.75%	11/1/2027	AA	1,000	1,031,240
NY New York City Hsg Dev
Corp Multi Fam Rev Hsg Ser L AMT	4.85%	11/1/2025	AA	3,205	3,276,375
NY New York City Hsg Dev
Corp Ser B-2 AMT	5.30%	5/1/2036	AA	2,000	2,083,560
NY New York City Hsg Dev
Corp Ser D-1	4.95%	11/1/2036	AA	2,510	2,606,183
NY St Dorm Auth Revs
Unrefunded Mental D(12)(13)	6.00%	8/15/2021	AAA	20	20,450
NY St Dorm Auth Revs Upstate
Cmnty Colleges Ser B	5.25%	7/1/2021	AA-	1,000	1,079,560
NY St Hsg Fin Agy Multi Fam Hsg
Rev Crotona Estates Apts Ser A AMT	4.95%	8/15/2038	Aa1	760	776,887
NY St Hsg Fin Agy Multi Fam Hsg
Rev Division Street Ser A AMT	5.00%	2/15/2026	Aa1	650	670,085
NY St Hsg Fin Agy Multi Fam Hsg
Rev Kensico Terrace Apts A AMT	4.90%	2/15/2038	Aa1	1,000	1,010,650
NY St Mtg Agy Rev Hmownr
Mtg Ser 70	5.40%	4/1/2022	Aa1	70	71,619
NY St Mtg Agy Rev Hmownr
Mtg Ser 111 AMT(13)	4.55%	4/1/2023	AAA	270	273,475
NY St Mtg Agy Rev Hmownr
Mtg Ser 130 AMT	4.80%	10/1/2037	Aa1	1,670	1,689,155
NY St Mtg Hmowner Ser 133 AMT	4.95%	10/1/2021	Aa1	2,000	2,057,240
Total					19,576,309

Industrial 8.61%
Broome Cnty NY Indl Dev Agy Civic
Fac Rev Univ Plaza Phase II Pj Ser B(1)	5.10%	8/1/2036	A	500	518,410
Essex Cnty NY Indl Dev Agy
Intl Paper Co Projs Ser A AMT	4.60%	12/1/2030	BBB	1,400	1,372,084
Liberty NY Dev Corp Rev
Goldman Sachs Headquarters~(f)	5.25%	10/1/2035	AA-	10,001	11,558,580
NY Indl Dev Agy Pkg Fac Rev
Royal Charter NY Presbyterian(9)	5.75%	12/15/2029	AAA	1,000	1,098,530

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Industrial (continued)
NY New York City Indl Dev Agy
United Jewish Appeal Fed Pj A	5.00%	7/1/2027	Aa2	$1,250	$1,319,463
Onondaga Cnty NY Indl Dev Agy Pollutn
Ctrl Rev Ref Anheuser Busch Pj Ser A	4.875%	7/1/2041	A1	3,000	3,053,820
TSASC Inc NY Ser 1	5.00%	6/1/2026	BBB	1,750	1,797,512
TSASC Inc NY Ser 1	5.125%	6/1/2042	BBB	320	329,987
Yonkers NY Indl Dev Agy Rev
Sacred Heart Assocs Proj Ser A AMT	4.80%	10/1/2026	Aa1	750	760,440
Total					21,808,826

Lease 8.27%
NY New York City Indl Dev Agy
Rev Queens Baseball Stadium Pilot(2)	5.00%	1/1/2031	AAA	1,000	1,073,170
NY New York City Indl Dev Agy
Rev Queens Baseball Stadium Pilot(2)	5.00%	1/1/2046	AAA	2,000	2,124,420
NY New York City Indl Dev Agy
Rev Yankee Stadium Pilot(13)	4.75%	3/1/2046	AAA	5,000	5,144,150
NY New York City Indl Dev Agy
Rev Yankee Stadium Pilot(8)	5.00%	3/1/2046	AAA	5,000	5,302,400
NY New York City Indl Dev
Yankee Stadium Pilot(8)	4.50%	3/1/2039	AAA	2,500	2,513,500
NY St Urban Dev Corp. Rev St Fac	5.70%	4/1/2020	AA-	4,150	4,771,960
Total					20,929,600

Miscellaneous 1.05%
Broome Cnty NY Indl Dev Agy Civic
Fac Rev Univ Plaza LLC Phase 1 Pj A(1)	5.20%	8/1/2030	A	750	785,318
Broome Cnty NY Indl Dev Agy
Univ Plaza LLC Phase 1 Pj A(1)	5.20%	8/1/2036	A	1,000	1,043,170
NY NY City Tr Cultr Res Rev
Museum of American Art(1)	6.00%	7/1/2022	A	500	540,720
Puerto Rico Pub Impt Bldgs Auth Rev
Unrefunded Bal Govt Facs Ser D	5.25%	7/1/2027	BBB	265	278,255
Total					2,647,463

Power 5.48%
Long Island Pwr Auth NY Elec
Gen Ser C	5.00%	9/1/2035	A-	2,000	2,116,080
NY St Enrg Res & Dev Auth Gas
Fac Rev Bklyn Ser B AMT	9.767%	7/1/2026	A+	4,000	4,199,360

See Notes to Schedule of Investments.

4

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Power (continued)
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(13)	5.00%	7/1/2032	AAA	$1,500	$1,578,885
Puerto Rico Elec Pwr Auth Rev
Ser II	5.25%	7/1/2031	A3	3,625	3,846,125
Puerto Rico Elec Pwr Auth Ser PP(8)	5.00%	7/1/2025	AAA	2,000	2,127,040
Total					13,867,490

Pre-Refunded 26.76%
Albany NY Muni Wtr Fin Auth
Wtr & Swr Sys Rev Ser A(8)	6.375%	12/1/2017	AAA	650	705,972
Buffalo NY Muni Wtr Fin Auth
Wtr Sys Rev(9)	6.00%	7/1/2029	AAA	500	533,420
Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(8)	6.00%	7/1/2016	AAA	2,000	2,069,980
Metropolitan Transn Auth NY
Dedicated Tax Fd Ser A(8)	4.75%	4/1/2028	AAA	2,500	2,688,600
Metropolitan Transn Auth NY
Tran Fac Rev Svc Cntrct Ser R	5.50%	7/1/2017	AAA	1,000	1,127,810
New York City Transn Fin Auth
Auth Fut Tax 2004 Ser C	5.50%	5/1/2025	AAA	5	5,260
New York City Transn Fin Auth
Auth Fut Tax 2005 C	5.50%	5/1/2025	AAA	550	578,644
New York City Transn Fin Auth
Fut Tax Seed C	5.50%	5/1/2025	AAA	445	468,176
New York City Transn Fin Auth
Rev Fut Tax 2nd Ser A	6.00%	8/15/2029	AAA	200	213,376
New York City Transn Fin Auth
Rev Fut Tax 2nd Ser B	6.00%	11/15/2024	AAA	950	1,030,950
New York City Transn Fin Auth
Rev Fut Tax 2nd Ser B	6.00%	11/15/2029	AAA	2,000	2,170,420
New York NY City Transn Fin
Auth Rev 2005 Fat Tax C	5.00%	5/1/2029	AAA	595	619,407
New York NY Prerefunded J	5.50%	6/1/2022	AA-	3,585	3,956,478
New York NY Ser C	5.625%	3/15/2020	AAA	1,000	1,093,160
NY New York City Muni Wtr Fin
Auth Wtr & Swr Sys Rev	5.50%	6/15/2033	AAA	3,585	3,839,212
NY New York City Muni Wtr Fin
Auth Wtr & Swr Sys Rev Ser B	6.00%	6/15/2033	AA+	4,830	5,239,225
NY St Dorm Auth Lease Rev St
Univ Dorm Facs Ser A	6.00%	7/1/2030	AA-	3,500	3,801,805

See Notes to Schedule of Investments.

5

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
NY St Dorm Auth Lease Rev St
Univ Dorm Facs Ser A	6.25%	7/1/2020	AA-	$1,250	$1,367,950
NY St Dorm Auth Rev City Univ
Sys Cons 4th Gen A	5.50%	7/1/2023	AA-	1,215	1,308,385
NY St Dorm Auth Rev Pace Univ(13)	6.00%	7/1/2029	AAA	1,610	1,751,583
NY St Dorm Auth Rev St Univ
Adl Facs Ser B(9)	5.75%	5/15/2017	AAA	395	425,553
NY St Dorm Auth Rev Upstate
Cmnty Colleges Ser A(9)	6.00%	7/1/2015	AAA	300	326,382
NY St Dorm Auth Revs Mental D(12)(13)	6.00%	8/15/2021	AAA	980	1,002,207
NY St Dorm Auth Revs Mental
Hlth Svcs B(13)	6.00%	2/15/2025	AAA	985	1,054,906
NY St Dorm Auth Revs Mental
Hlth Svcs B(13)	6.00%	2/15/2030	AAA	985	1,054,905
NY St Envr Fac Corp St Clean
Wtr & Drinking	6.00%	6/15/2019	AAA	80	84,534
Puerto Rico Comwlth Aqueduct &
Swr Auth Rev ETM	10.25%	7/1/2009	AAA	380	409,005
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser B(13)	5.875%	7/1/2035	AAA	750	812,910
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser B	6.50%	7/1/2027	BBB+	2,000	2,201,520
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.25%	7/1/2038	AAA	6,000	6,492,420
Puerto Rico Comwlth Infrstr
Fing Auth Spl Ser A+~(f)	5.50%	10/1/2040	AAA	4,000	4,256,340
Puerto Rico Comwlth Pub Impt(13)	5.00%	7/1/2024	AAA	1,000	1,030,810
Puerto Rico Comwlth Pub Impt(12)(13)	5.00%	7/1/2028	AAA	1,130	1,164,815
Puerto Rico Comwlth Pub Impt	5.375%	7/1/2025	BBB	1,640	1,654,055
Puerto Rico Comwlth Pub Impt Ser A(13)	5.75%	7/1/2026	AAA	3,000	3,202,740
Puerto Rico Comwlth Impt Pub Impt Ser A	5.375%	7/1/2028	AAA	555	595,998
Puerto Rico Pub Bldgs Auth Rev
Govt Facs Ser D	5.25%	7/1/2027	BBB	735	791,529
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	Aaa	1,000	1,085,450
Puerto Rico Pub Fin Corp
Comwlth Approp Ser E	5.70%	8/1/2025	Aaa	2,000	2,119,960

See Notes to Schedule of Investments.

6

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
Schenectady NY Indl Dev Agy
Civic Fac Rev Union College Pj Ser A(2)	5.625%	7/1/2031	Aaa	$1,500	$1,651,815
Tompkins Cnty NY Indl Dev Agy
Civic Fac Cornell Univ Lake	5.625%	7/1/2020	AA+	115	123,710
Tompkins Cnty NY Indl Dev Agy
Civic Fac Cornell Univ Lake	5.75%	7/1/2030	AA+	1,500	1,619,715
Total					67,731,092

Resource Recovery 0.60%
NY St Envr Facs Corp Solid Wst
Disp Rev Wst Mgmnt Pj Ser A AMT	4.55%	5/1/2012	BBB	1,500	1,508,685

Sales Tax 0.83%
New York City Transn Fin Auth
Fut Tax 2nd Ser E	5.00%	2/1/2033	AAA	2,000	2,093,680

Special Tax 0.57%
New York NY Ser H Sub Ser H2(13)	3.90%#	8/1/2013	AAA	100	100,000
New York NY City Transn Fin Auth Rev
Unrefunded Bal 2005 Fut B	5.00%	5/1/2029	AAA	1,310	1,351,278
Total					1,451,278

Transportation 22.34%
Hudson Yds Infrst Corp NY
Rev Ser A(13)	4.50%	2/15/2047	AAA	2,000	2,001,520
Metropolitan Transn Auth NY
Transn Ser A	5.00%	11/15/2021	A	5,000	5,357,650
Metropolitan Transn Auth NY
Transn Ser A	5.00%	11/15/2031	A	5,000	5,291,050
Metropolitan Transn Auth NY
Transn Ser F	5.00%	11/15/2030	A	3,000	3,162,330
Niagara NY Frontier Auth Arpt
Buffalo Niagara Intl Ser B(13)	5.50%	4/1/2019	AAA	690	721,733
NY New York City Indl Dev Agy Spl
Fac Rev Terminal One Group Assn Pj AMT	5.50%#	1/1/2024	A3	2,000	2,165,000
NY New York City Tran Auth
Met Transn Auth Triborough~(f)(2)	5.875%	1/1/2030	AAA	10,000	10,699,900
NY St Twy Auth Gen Rev Ser G(9)	5.25%	1/1/2027	AAA	10,000	10,960,300
Port Auth NY & NJ Cons 93rd Ser	6.125%	6/1/2094	AA-	7,500	9,165,000
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D~(b)(f)	5.75%	7/1/2041	AAA	4,000	4,414,480

See Notes to Schedule of Investments.

7

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
Puerto Rico Comwlth Hwy &
Transn Auth Sub PR St Infra	5.00%	7/1/2028	BBB	$1,000	$1,019,680
Triborough Brdg & Tunl Auth
NY Gen Ser A	5.00%	11/15/2035	Aa2	1,500	1,594,770
Total					56,553,413

Water/Sewer 6.25%
New York NY City Muni Fin
Auth Wtr & Swr Sys Rev Ref Ser C	4.75%	6/15/2033	AA+	3,000	3,094,440
NY New York City Muni Wtr Fin
Auth Wtr & Swr Sys Rev Ser A~(f)	5.00%	6/15/2039	AA+	10,000	10,539,950
NY St Envr Fac Corp St Clean
Wtr & Drinking	6.00%	6/15/2019	AAA	1,420	1,496,396
Upper Mohawk NY Regl Wtr Fin
Auth NY Wtr Sys Rev(2)	5.75%	4/1/2020	Aaa	650	695,051
Total					15,825,837
Total Municipal Bonds (cost $255,667,594)					269,988,512

	Shares
	(000)
SHORT-TERM INVESTMENT 0.25%

Money Market Mutual Fund
Dreyfus NY Municipal Cash Management (cost $626,688)	627	$626,688
Total Investments in Securities 106.91% (cost $256,294,282)		270,615,200
Liabilities in Excess of Cash and Other Assets(e) (6.91%)		(17,481,345)
Net Assets 100.00%		$253,133,855

See Notes to Schedule of Investments.

8

Open futures contracts at December 31, 2006:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 20-Year Treasury Bond	March 2007	156	Short	$(17,384,250)	$420,604

See Notes to Schedule of Investments.

9

Schedule of Investments (unaudited)

TEXAS TAX-FREE FUND December 31, 2006

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 99.30%

Education 7.00%
Fort Bend TX Indpt Sch Dist
Ser A PSF GTD	5.25%	8/15/2027	AAA	$500	$539,970
La Vernia Higher Ed Fin Corp Rev
Southwest Winners Fndtn Inc A(1)	5.00%	2/15/2024	A	1210	1,250,692
Rockwall TX Indpt Sch Dist
Sch Bldg PSF GTD	5.25%	2/15/2029	AAA	2,000	2,135,440
TX St Pub Fin Auth Charter Sch Fin
Corp Rev Kipp Inc Ed Ser A(1)	5.00%	2/15/2036	A	1,500	1,538,730
Total					5,464,832

General Obligation 22.63%
Acksboro TX Indpt Sch Dist
Sch Bldg PSF GTD	5.125%	2/15/2031	AAA	1,000	1,071,680
Argyle TX Indpt Sch Dist(9)	5.25%	8/15/2040	AAA	1,000	1,072,490
Crowley TX Indpt Sch Dist Sch
Bldg PSF GTD	5.50%	8/1/2029	AAA	1,000	1,114,950
Dallas Cnty TX Ref & Impt Ser A	5.00%	8/15/2020	AAA	250	262,900
Dallas TX Indpt Sch Dist
PSF GTD	5.00%	2/15/2021	AAA	300	313,878
Mansfield TX Indpt Sch Dist PSF GTD	5.25%	2/15/2023	AAA	1,000	1,056,220
Mineral Wells TX Indpt Sch
Ref Sch Bldg PSF GTD	5.125%	2/15/2036	Aaa	1,000	1,069,400
Pflugerville TX Indpt Sch
Dist PSF GTD	5.00%	8/15/2026	AAA	1,000	1,039,570
Puerto Rico Comwlth Pub Impt~(f)(13)	5.75%	7/1/2026	AAA	1,000	1,064,010
Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A	5.125%	7/1/2031	BBB	745	769,555
Socorro TX Indpt Sch Dist
Unrefunded Bal PSF GTD	6.00%	2/15/2015	AAA	35	35,092
TX St Ser B RIBs	8.567%	9/30/2011	Aa1	5,500	6,451,720
Tyler TX Indpt Sch Dist Sch
Bldg PSF GTD	5.125%	2/15/2031	AAA	700	748,034
Webster TX Bal Cfts Oblig Ser A(9)	6.00%	3/1/2017	AAA	500	533,800
Winker County TX(14)	5.25%	2/15/2031	AA	1,000	1,066,300
Total					17,669,599

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Healthcare 2.53%
Delware Cnty IN Hosp Auth
Hosp Cardinal Hlth Sys Oblig Corp	5.25%	8/1/2036	Baa2	$400	$416,792
Harris Cnty TX Hlth Fac Dev Corp Rev
Methodist Hosp Sys Ser A	3.99%#	12/1/2032	AA	300	300,000
Puerto Rico Indl Tourist Edl
& Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2025	AA	910	997,660
Richardson TX Hosp Auth Hosp
Ref & Impt Baylor/Richardson	5.625%	12/1/2028	BBB	250	259,513
Total					1,973,965

Housing 1.30%
TX St Dept Hsg & Cmnty Affairs Sing
Fam Mtg Rev Ser D AMT	4.95%	9/1/2028	AAA	990	1,014,116

Industrial 14.51%
Cass Cnty TX Indl Dev Corp
Envr Impt Rev Ser A AMT	6.00%	9/1/2025	BBB	1,000	1,068,720
Orange Cnty TX Nav & Port Dist
Indl Dev Rev North Star Steel TX Pj	6.375%	2/1/2017	A+	2,400	2,428,752
Texas City TX Indl Dev Corp
Marine Term Rev Arco Pipe Line	7.375%	10/1/2020	AA+	5,500	7,267,755
TSASC Inc NY Ser 1	5.00%	6/1/2026	BBB	550	564,932
Total					11,330,159

Lease 3.44%
Gulf Coast Waste Disp Auth TX
Swr & Solid Waste Disp Rev
Anheuser Busch Pj AMT	5.90%	4/1/2036	A	1,505	1,620,479
Harris Cnty Houston TX Sports
Auth Rev Sr Lien Ser G(13)	5.25%	11/15/2021	AAA	1,000	1,062,880
Total					2,683,359

Miscellaneous 0.48%
Aleutians East Burough AK Pj Rev
Aleutian Pribilof Islands Inc(1)	5.50%	6/1/2036	A	350	371,900

Power 0.49%
Brazos River Auth TX Pollutn Ctrl
Rev TXU Energy Co LLC Pj AMT	5.00%	3/1/2041	Baa2	375	379,886

Pre-Refunded 37.29%
Blanco TX Ctfs Oblig(15)	5.50%	8/15/2027	AAA	665	727,264

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Pre-Refunded (continued)
Fort Bend Cnty TX Muni Util
Dist No 25(13)	6.00%	10/1/2028	AAA	$2,170	$2,208,431
Gregory Portland TX Indpt Sch
Dist PSF GTD	5.50%	8/15/2020	AAA	1,075	1,142,843
Harris Cnty TX Hlth Fac Dev
St Lukes Episcopal Hosp Ser A	5.375%	2/15/2026	AAA	1,000	1,071,280
Harris Cnty TX Hlth Facs Dev Corp
Hosp Rev Mem Hermann Hlthcare Ser A	6.375%	6/1/2029	A+	1,750	1,955,135
Houston TX Higher Ed Fin Corp
Higher Ed Rev Rice Univ Pj Ser A	5.375%	11/15/2029	AAA	1,000	1,056,590
Katy TX Indpt Sch Dist Ltd
Tax PSF GTD	6.125%	2/15/2032	AAA	1,000	1,050,700
Laredo TX Indpt Sch Dist PSF GTD	5.25%	8/1/2024	AAA	1,000	1,039,950
Pearland TX Indpt Sch Dist Bd
Ser A PSF GTD	5.875%	2/15/2019	AAA	1,000	1,085,030
Pearland TX Indpt Sch Dist PSF GTD	5.125%	2/15/2022	AAA	1,500	1,545,795
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B	6.00%	7/1/2031	BBB+	1,980	2,147,330
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser C	6.00%	7/1/2029	AAA	1,000	1,084,510
Puerto Rico Comwlth
Infrstr Fin Auth Spl Ser A+~(f)	5.50%	10/1/2040	AAA	1,000	1,064,085
Puerto Rico Comwlth
Pub Impt Ser A	5.125%	7/1/2031	AAA	380	404,160
Raven Hills TX Higher Ed Corp
Student Hsg Rev Cardinal Vlg LLC
Lamar Univ A (13)	5.50%	8/1/2028	Aaa	1,000	1,106,020
San Antonio TX Indpt Sch Dist
PSF GTD	5.50%	8/15/2024	AAA	1,000	1,046,700
Socorro TX Indpt Sch Dist PSF GTD	6.00%	2/15/2015	AAA	885	887,381
United Indpt Sch Dist TX PSF GTD	5.125%	8/15/2026	AAA	1,000	1,050,890
Univ TX Univ Rev Fin Sys Ser A	5.375%	8/15/2017	AAA	3,030	3,162,138
Upper Trinity Regl Wtr Dist
TX Wtr Rev Sys Ser 4(8)	6.00%	8/1/2026	AAA	3,025	3,264,308
Webster TX Ctfs Oblig Ser A(9)	6.00%	3/1/2017	AAA	940	1,006,148
Total					29,106,688

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)		Value
Resource Recovery 0.54%
Gulf Coast Wst Disp Auth TX
Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB	$400		$419,072

Transportation 4.08%
Alliance Arpt Auth Inc TX Spl
Facs Rev Fedex Corp Pj AMT	4.85%	4/1/2021	BBB	300		305,574
Dallas Fort Worth TX Intl
Arpt Impt Jnt Ser B AMT(9)	5.00%	11/1/2035	AAA	1,000		1,014,650
Houston TX Arpt Sys Rev Sub
Lien Ser B(9)	5.50%	7/1/2030	AAA	1,000		1,057,110
New York City NY Indl Dev Agy Spl Fac Rev
Terminal One Group Assn Pj AMT	5.50# %	1/1/2024	A3	750		811,875
Total						3,189,209

Water/Sewer 5.01%
Brazos River Auth TX Wtr Rev
Supply Sys Ser A AMT(13)	5.00%	2/15/2028	AAA	1,000		1,031,320
Dallas TX Wtr Wks & Swr Sys Rev	5.00%	10/1/2012	AA+	750		775,950
El Paso TX Wtr & Swr Rev Ref & Impt Ser A(9)	5.25%	3/1/2027	AAA	1,000		1,058,640
San Antonio TX Wtr Rev Sys(9)	5.00%	5/15/2028	AAA	1,000		1,042,890
Total						3,908,800
Total Municipal Bonds (cost $71,982,132)						77,511,585

				Shares
				(000)

SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus Municipal Cash Management Plus (cost $500)				—	(a)	500
Total Investments in Securities 99.30% (cost $71,982,632)						77,512,085
Other Assets in Excess of Liabilities(e) 0.70%						549,371
Net Assets 100.00%						$78,061,456

See Notes to Schedule of Investments.

4

Open futures contracts at December 31, 2006:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 20-Year Treasury Bond	March 2007	17	Short	$(1,894,438)	$46,308

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

WASHINGTON TAX-FREE FUND December 31, 2006

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 98.99%

Education 16.53%
Central WA Univ Sys Rev(8)	5.00%	5/1/2034	Aaa	$1,000	$1,051,230
Seattle WA Museum Dev Auth Spl Oblig GTD	5.125%	4/1/2031	AAA	1,000	1,072,460
Univ WA Ed Resh Rev Roosevelt Pj(12)(13)	5.375%	6/1/2029	AAA	1,100	1,136,146
WA St Higher Ed Facs Auth Rev
Gonzaga Univ Pj(13)	4.75%	4/1/2022	AAA	1,000	1,008,330
WA St Higher Ed Facs Gonzaga
Univ Pj(13)	5.125%	4/1/2034	AAA	2,080	2,217,238
Western WA Univ Rev
Unrefunded Bal Student Rec Fee(13)	5.00%	5/1/2033	AAA	630	655,314
Total					7,140,718

General Obligation 18.40%
Bremerton WA(2)	5.25%	12/1/2027	Aaa	1,440	1,535,385
King Cnty WA Pub Transn Sales Tax(13)	5.375%	6/1/2029	AAA	1,000	1,093,400
King Cnty WA Sch Dist No 405
Bellevue(8)	5.00%	12/1/2020	AAA	2,000	2,113,940
King Cnty WA Ser B	4.50%	1/1/2024	AAA	320	320,570
King Cnty WA Ser B(13)	5.00%	1/1/2030	AAA	1,000	1,017,580
Port Seattle WA Ser B AMT	5.75%	12/1/2025	AAA	750	795,630
Skagit Cnty WA Pub Hosp Dist No 002(13)	5.25%	12/1/2026	Aaa	1,000	1,074,170
Total					7,950,675

Healthcare 8.04%
Puerto Rico Indl Tourist Edl
& Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2030	AA	1,000	1,094,060
Skagit Cnty WA Pub Hosp Dist
No 1 Rev Skagit Vly Hosp	5.50%	12/1/2030	Baa2	750	790,995
WA St Hlthcare Facs Auth Rev
Providence Hlthcare Svcs A(8)	5.00%	10/1/2036	AAA	1,500	1,587,645
Total					3,472,700

Housing 2.34%
WA St Hsg Fin Commn
Sing Fam Pg Ser 5A AMT(5)(11)	4.90%	6/1/2037	Aaa	1,000	1,010,680

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Industrial 1.05%
Tob Settlement Auth WA
Tob Settlement Asset Bkd	6.50%	6/1/2026	BBB	$410	$453,509

Miscellaneous 7.31%
Aleutians East Borough AK Pj
Aleutian Pribilof Islands Inc(1)	5.50%	6/1/2036	A	300	318,771
Bellevue WA Convtn Ctr Auth
Spl Oblig Rev(13)	Zero Coupon	2/1/2024	AAA	1,400	660,310
Puerto Rico Pub Bldgs Auth Rev
Govt Facs Ser I GTD	5.375%	7/1/2034	BBB	1,000	1,073,520
Spokane WA Pub Fac Dist Hotel
Motel & Sales Use Tax(13)	5.75%	12/1/2028	AAA	1,000	1,107,220
Total					3,159,821

Power 7.02%
Chelan Cnty WA Pub Util Dist
No 1 Cons Rev Ser A AMT(13)	6.40%	7/1/2017	AAA	1,000	1,031,380
Clark Cnty WA Pub Util Dist
No 1 Rev(9)	5.125%	1/1/2020	AAA	400	417,948
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN	5.125%	7/1/2029	A3	1,500	1,583,355
Total					3,032,683

Pre-Refunded 23.62%
King Cnty WA Sch Dist No 414
Lake Washington CR(9)	5.50%	12/1/2019	AAA	500	533,390
Ocean Shores WA Wtr & Swr(9)	5.50%	12/1/2021	Aaa	1,000	1,074,250
Port Seattle WA Spl Fac Rev
Ser C AMT(13)	6.00%	9/1/2029	AAA	915	982,454
Port Tacoma WA Ser A(2)	5.25%	12/1/2034	AAA	2,000	2,205,040
Puerto Rico Comwlth
Infrstr Fin Auth Spl Ser A+~(f)	5.50%	10/1/2040	AAA	2,000	2,128,170
Univ WA Univ Revs Student Facs Fee(9)	5.50%	6/1/2019	AAA	810	864,748
Vancouver WA Ltd Tax(2)	5.50%	12/1/2025	AAA	1,255	1,338,809
Vancouver WA Wtr & Swr Rev(8)	6.00%	6/1/2020	AAA	1,000	1,053,910
Western WA Univ Rev Student Rec Fee(13)	5.00%	5/1/2033	AAA	20	21,275
Total					10,202,046

See Notes to Schedule of Investments.

2

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Resource Recovery 0.55%
Gulf Coast Wst Disp Auth TX
Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB		$225	$235,728

Transportation 11.48%
Alliance Arpt Auth Inc TX Spl
Facs Rev Ref Fedex Corp Pj AMT	4.85%	4/1/2021	BBB		180	183,344
Central Puget Sound WA Regl
Transit Auth Sales Tax & Motor(8)	5.25%	2/1/2021	AAA		1,750	1,966,248
Port Seattle WA Spl Fac Rev
Unrefunded Bal Ser C AMT(13)	6.00%	9/1/2029	AAA		1,085	1,152,313
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D~(f)	5.75%	7/1/2041	AAA		1,500	1,655,430
Total						4,957,335

Water/Sewer 2.65%
Pierce Cnty WA Swr Rev(2)	5.00%	8/1/2021	AAA(b	)	1,100	1,146,475
Total Municipal Bonds (cost $39,704,460)						42,762,370

					Shares
					(000)
SHORT-TERM INVESTMENT 1.91%

Money Market Mutual Fund
Dreyfus Municipal Cash Management Plus (cost $823,603)					824	823,603
Total Investments in Securities 100.90 (cost $40,528,063)						43,585,973
Liabilities in Excess of Cash and Other Assets(e) (0.90%)						(387,144)
Net Assets 100.00%						$43,198,829

See Notes to Schedule of Investments.

3

Open futures contracts at December 31, 2006:

					Unrealized
Type	Expiration	Contracts	Position	Market Value	Appreciation
U.S. 20-Year Treasury Bond	March 2007	9	Short	$(1,002,938)	$24,738

See Notes to Schedule of Investments.

4

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
Pre-Refunded Bonds

A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at December 31, 2006.
RITES	Residual Interest Tax-Exempt Security. The interest rate is subject to change periodically and inversely to the prevailing market rate.
TCRS	Transferable Custodial Receipt.
NR	Not Rated.
(a)	Amount is less than 1,000 shares.
(b)	This investment has not been rated by an independent ratings service but is, in Lord, Abbett & Co. LLC’s opinion, of comparable quality to the rating shown.
(c)	This investment has been rated by Fitch IBCA.
(d)	Security purchased on a when-issued basis (See Note 2(d)).
(e)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on financial futures contracts.
(f)

Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2 (e) to Financial Statements for details of Municipal Bonds Held in Trust.

+

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#	Variable Rate Security. The interest rate represents the rate at December 31, 2006.
~	Fair Valued Security (See Note 2(a)).

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

(1)	American Capital Access Holdings Ltd.
(2)	AMBAC Assurance Corporation
(3)	Assured Guaranty
(4)	Department of Veterans Affairs
(5)	Federal Home Loan Mortgage Corporation
(6)	Federal Housing Administration
(7)	Federal National Mortgage Association
(8)	Financial Guaranty Insurance Company
(9)	Financial Security Assurance Inc.
(10)	Government National Mortgage Association
(11)	Government National Mortgage Association/Federal National Mortgage Association
(12)	Insurance Bond Certificate
(13)	Municipal Bond Investors Assurance Corporation
(14)	Radian Asset Assurance, Inc.
(15)	XL Capital Assurance, Inc.

1. ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following ten portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds
Lord Abbett National Tax-Free Income Fund (“National”)
Lord Abbett California Tax-Free Income Fund (“California”)
Lord Abbett Connecticut Tax-Free Income Fund (“Connecticut”)
Lord Abbett Hawaii Tax-Free Income Fund (“Hawaii”)
Lord Abbett Minnesota Tax-Free Income Fund (“Minnesota”)
Lord Abbett Missouri Tax-Free Income Fund (“Missouri”)
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)
Lord Abbett New York Tax-Free Income Fund (“New York”)
Lord Abbett Texas Tax-Free Income Fund (“Texas”)
Lord Abbett Washington Tax-Free Income Fund (“Washington”)

The investment objective of each Fund is to seek the maximum amount of interest income exempt from Federal income tax as is consistent with reasonable risk. Each Fund (except for National) also seeks as high a level of interest income exempt from the personal income tax of its state as is consistent with reasonable risk. New York also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)    Investment Valuation–Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current value.

(b)   Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)    Futures Contracts–The Funds may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.”  Subsequent payments called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end. As of December 31, 2006, each Fund had open futures contracts.

(d)   When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e) Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates, which are generally issued to the Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB does not qualify for sale treatment under Statement of Financial Accounting Standard No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities,” therefore the municipal securities deposited into a TOB are presented in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par, and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. At December 31, 2006, the aggregate value of the underlying municipal securities transferred to TOBs, the liability for trust certificates and the range of interest rates for such certificates were:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs
National	$60,933,570	3.93% - 3.98%	$124,018,171
California	15,000,000	3.90% - 3.91%	31,144,900
Connecticut	9,535,000	3.89% - 3.94%	20,243,543
Hawaii	7,290,000	3.89% - 3.95%	15,583,954
Minnesota	3,500,000	3.95% - 3.97%	7,363,045
Missouri	14,050,000	3.89% - 3.96%	29,989,869
New Jersey	10,750,000	3.89% - 3.94%	23,685,350
New York	19,001,430	3.89% - 3.95%	41,469,250
Texas	1,000,000	3.89% - 3.91%	2,128,095
Washington	1,750,000	3.89% - 3.93%	3,783,600

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s net asset values per share.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes.

3. FEDERAL TAX INFORMATION

As of December 31, 2006, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain
National	$537,873,075	$34,835,222	$(94,930)	$34,740,292
California	164,104,946	9,021,836	(11,746)	9,010,090
Connecticut	97,029,124	5,232,083	(21,363)	5,210,720
Hawaii	87,185,757	4,326,728	(28,688)	4,298,040
Minnesota	49,127,030	1,972,439	(7,670)	1,964,769
Missouri	150,753,422	8,021,929	(61,512)	7,960,417
New Jersey	119,920,352	8,453,958	0	8,453,958
New York	237,315,122	14,341,130	(42,482)	14,298,648
Texas	70,970,259	5,541,826	0	5,541,826
Washington	38,789,685	3,046,288	0	3,046,288

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to tax treatment of accretion, tender option bond trusts and other temporary adjustments.

4. INVESTMENT RISKS

Each Fund’s performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for inverse floaters than for short-term bonds. As a result, the Funds, which tend to invest in longer-term bonds and inverse floaters to a greater degree than some municipal bond funds, normally will have greater market risk than those funds.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, governmental risk, legislative risk, management risk, reclassification risk and credit risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each Fund (except National) is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each Fund, other than National, focuses on a particular state or territory, each Fund’s performance may be more affected by local, state and regional factors than a fund that invests in municipal bonds issued in many states, such as National. These factors may, for example, include economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of each Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest up to 20% of its net assets in private activity bonds (sometimes called “AMT paper”). The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest up to 20% of its assets in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of “derivative” debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security (“specific fixed-rate security”). Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, inverse floaters and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

Item 2:                             Controls and Procedures.

(a)      Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of February 26, 2007, which is a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.  However, in January 2007 the Registrant’s disclosure controls and procedures were modified to enhance the review and analysis of the relevant terms and conditions of transfers of assets in connection with inverse floater structures in light of SFAS 140.

Item 3:                             Exhibits.

(i)         Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule
30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 26, 2007